UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2014

1.799888.110

VVL-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.8%
Johnson Controls, Inc.	5,135	$ 242,988
Automobiles - 1.3%
Ford Motor Co.	6,011	93,772
General Motors Co.	8,249	283,931
		377,703
Diversified Consumer Services - 0.4%
DeVry, Inc.	2,966	125,729
Household Durables - 0.2%
KB Home	4,200	71,358
Media - 1.0%
DISH Network Corp. Class A (a)	1,231	76,581
Time Warner Cable, Inc.	1,600	219,488
		296,069
Specialty Retail - 1.4%
Foot Locker, Inc.	3,908	183,598
Office Depot, Inc. (a)	53,500	220,955
		404,553
TOTAL CONSUMER DISCRETIONARY		1,518,400
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
PepsiCo, Inc.	1,700	141,950
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	980	73,363
Wal-Mart Stores, Inc.	4,573	349,514
		422,877
Food Products - 1.9%
Kraft Foods Group, Inc.	5,568	312,365
Mondelez International, Inc.	7,480	258,434
		570,799
Household Products - 1.7%
Procter & Gamble Co.	6,120	493,272
TOTAL CONSUMER STAPLES		1,628,898
ENERGY - 12.9%
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. (a)	3,500	204,435
National Oilwell Varco, Inc.	1,900	147,953
Weatherford International Ltd. (a)	9,650	167,524
		519,912
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	852	72,216
Apache Corp.	10,801	895,943
Chevron Corp.	2,992	355,779

	Shares	Value
Exxon Mobil Corp.	14,771	$ 1,442,828
Occidental Petroleum Corp.	6,020	573,646
		3,340,412
TOTAL ENERGY		3,860,324
FINANCIALS - 26.1%
Banks - 13.7%
Bank of America Corp.	27,412	471,486
Citigroup, Inc.	17,431	829,716
Fifth Third Bancorp	18,353	421,201
JPMorgan Chase & Co.	14,297	867,971
KeyCorp	31,764	452,319
U.S. Bancorp	6,613	283,433
Wells Fargo & Co.	11,955	594,642
Zions Bancorporation	5,913	183,185
		4,103,953
Capital Markets - 5.6%
Ares Capital Corp.	12,300	216,726
Bank of New York Mellon Corp.	5,800	204,682
Carlyle Group LP	2,900	101,906
E*TRADE Financial Corp. (a)	13,050	300,411
Goldman Sachs Group, Inc.	1,461	239,385
Raymond James Financial, Inc.	5,192	290,389
State Street Corp.	4,647	323,199
		1,676,698
Consumer Finance - 2.5%
Capital One Financial Corp.	6,700	516,972
Springleaf Holdings, Inc. (d)	8,705	218,931
		735,903
Insurance - 4.0%
AFLAC, Inc.	1,500	94,560
Allstate Corp.	3,100	175,398
American International Group, Inc.	5,000	250,050
Fidelity National Financial, Inc. Class A	7,360	231,398
MetLife, Inc.	3,000	158,400
Reinsurance Group of America, Inc.	2,618	208,471
The Chubb Corp.	938	83,763
		1,202,040
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	4,900	86,975
TOTAL FINANCIALS		7,805,569
HEALTH CARE - 14.0%
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	23,400	316,368
Health Care Providers & Services - 1.8%
HCA Holdings, Inc. (a)	5,949	312,323
Humana, Inc.	1,900	214,168
		526,491
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 11.2%
Johnson & Johnson	7,400	$ 726,902
Merck & Co., Inc.	19,442	1,103,722
Pfizer, Inc.	36,033	1,157,380
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,800	147,952
Zoetis, Inc. Class A	7,210	208,657
		3,344,613
TOTAL HEALTH CARE		4,187,472
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.6%
Textron, Inc.	4,656	182,934
Air Freight & Logistics - 1.1%
FedEx Corp.	2,600	344,656
Industrial Conglomerates - 4.2%
General Electric Co.	47,958	1,241,633
Machinery - 0.5%
Caterpillar, Inc.	1,500	149,055
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (a)	6,270	167,033
TOTAL INDUSTRIALS		2,085,311
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)	16,750	177,718
Cisco Systems, Inc.	20,311	455,170
		632,888
IT Services - 1.9%
EVERTEC, Inc.	7,900	195,130
Global Payments, Inc.	891	63,359
Xerox Corp.	28,281	319,575
		578,064
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	3,300	103,884
Intel Corp.	18,123	467,755
		571,639
Software - 6.1%
Activision Blizzard, Inc.	25,315	517,439
Comverse, Inc. (a)	12,435	430,002
Symantec Corp.	20,260	404,592
Verint Systems, Inc. (a)	9,777	458,835
		1,810,868

	Shares	Value
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	512	$ 274,811
Hewlett-Packard Co.	8,493	274,833
		549,644
TOTAL INFORMATION TECHNOLOGY		4,143,103
MATERIALS - 4.0%
Chemicals - 1.0%
Axiall Corp.	2,900	130,268
The Dow Chemical Co.	3,240	157,432
		287,700
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	4,425	197,975
Metals & Mining - 2.4%
Agnico Eagle Mines Ltd. (Canada)	7,500	227,069
Freeport-McMoRan Copper & Gold, Inc.	14,836	490,627
		717,696
TOTAL MATERIALS		1,203,371
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	24,277	851,394
Level 3 Communications, Inc. (a)	7,038	275,467
		1,126,861
Wireless Telecommunication Services - 2.4%
Sprint Corp. (a)	5,000	45,950
T-Mobile U.S., Inc. (a)	20,582	679,823
		725,773
TOTAL TELECOMMUNICATION SERVICES		1,852,634
UTILITIES - 1.3%
Electric Utilities - 0.9%
Exelon Corp.	7,800	261,768
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	4,978	117,929
TOTAL UTILITIES		379,697
TOTAL COMMON STOCKS (Cost $24,266,152)		28,664,779
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	1,711,069	$ 1,711,069
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	208,575	208,575
TOTAL MONEY MARKET FUNDS (Cost $1,919,644)		1,919,644
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $26,185,796)		30,584,423
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(722,483)
NET ASSETS - 100%		$ 29,861,940
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 369
Fidelity Securities Lending Cash Central Fund	147
Total	$ 516
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $26,389,104. Net unrealized appreciation aggregated $4,195,319, of which $4,883,512 related to appreciated investment securities and $688,193 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2014

1.830301.108

VDSC-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 2.1%
Dana Holding Corp.	75,483	$ 1,756,489
Dorman Products, Inc. (a)	12,771	754,255
Drew Industries, Inc.	3,954	214,307
Remy International, Inc.	10,551	249,215
Standard Motor Products, Inc.	8,378	299,681
Stoneridge, Inc. (a)	16,733	187,912
Tenneco, Inc. (a)	4,407	255,914
Tower International, Inc. (a)	47,252	1,286,199
		5,003,972
Automobiles - 0.4%
Winnebago Industries, Inc. (a)	30,986	848,707
Distributors - 0.1%
VOXX International Corp. (a)	12,901	176,486
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	3,789	132,918
Bridgepoint Education, Inc. (a)	2,880	42,883
Capella Education Co.	8,100	511,515
Hillenbrand, Inc.	1,403	45,359
ITT Educational Services, Inc. (a)(d)	13,275	380,727
K12, Inc. (a)	10,168	230,305
LifeLock, Inc. (a)	71,620	1,225,418
		2,569,125
Hotels, Restaurants & Leisure - 3.7%
Bloomin' Brands, Inc. (a)	8,045	193,885
Buffalo Wild Wings, Inc. (a)	11,013	1,639,836
Cracker Barrel Old Country Store, Inc.	11,275	1,096,381
Einstein Noah Restaurant Group, Inc.	2,613	43,010
Fiesta Restaurant Group, Inc. (a)	5,989	273,039
Jack in the Box, Inc. (a)	22,197	1,308,291
Krispy Kreme Doughnuts, Inc. (a)	55,367	981,657
Marcus Corp.	6,649	111,038
Marriott Vacations Worldwide Corp. (a)	25,541	1,427,997
Monarch Casino & Resort, Inc. (a)	3,657	67,764
Multimedia Games Holding Co., Inc. (a)	33,668	977,719
Ruth's Hospitality Group, Inc.	2,609	31,543
Texas Roadhouse, Inc. Class A	27,019	704,656
		8,856,816
Household Durables - 1.5%
Flexsteel Industries, Inc.	19,051	716,699
Helen of Troy Ltd. (a)	11,506	796,560
La-Z-Boy, Inc.	27,021	732,269
NACCO Industries, Inc. Class A	8,573	464,742
Skullcandy, Inc. (a)	98,500	904,230
Universal Electronics, Inc. (a)	1,051	40,348
Zagg, Inc. (a)	8,112	37,477
		3,692,325
Media - 1.7%
A.H. Belo Corp. Class A	2,430	28,139
E.W. Scripps Co. Class A (a)	38,858	688,564

	Shares	Value
Entravision Communication Corp. Class A	187,090	$ 1,253,503
Global Sources Ltd. (a)	33,734	302,257
Harte-Hanks, Inc.	624	5,516
Live Nation Entertainment, Inc. (a)	21,481	467,212
MDC Partners, Inc. Class A	12,638	288,399
Meredith Corp.	9,400	436,442
Rentrak Corp. (a)	3,752	226,171
The McClatchy Co. Class A (a)(d)	14,898	95,645
World Wrestling Entertainment, Inc. Class A	13,115	378,761
		4,170,609
Specialty Retail - 0.5%
Big 5 Sporting Goods Corp.	59,260	951,123
Destination Maternity Corp.	404	11,070
The Cato Corp. Class A (sub. vtg.)	11,438	309,284
		1,271,477
Textiles, Apparel & Luxury Goods - 0.0%
Unifi, Inc. (a)	2,152	49,647
TOTAL CONSUMER DISCRETIONARY		26,639,164
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 1.2%
Andersons, Inc.	17,503	1,036,878
Rite Aid Corp. (a)	293,546	1,840,514
		2,877,392
Food Products - 2.7%
Cal-Maine Foods, Inc.	7,653	480,455
Chiquita Brands International, Inc. (a)	15,284	190,286
J&J Snack Foods Corp.	5,761	552,883
Omega Protein Corp. (a)	45,967	554,822
Pilgrims Pride Corp. (a)	72,795	1,522,871
Sanderson Farms, Inc.	19,088	1,498,217
Seneca Foods Corp. Class A (a)	3,566	112,258
TreeHouse Foods, Inc. (a)	21,712	1,563,047
		6,474,839
Household Products - 0.4%
Orchids Paper Products Co.	9,060	277,236
WD-40 Co.	9,073	703,793
		981,029
Personal Products - 0.6%
Nature's Sunshine Products, Inc.	3,478	47,927
Nu Skin Enterprises, Inc. Class A	15,015	1,243,993
Nutraceutical International Corp. (a)	964	25,054
USANA Health Sciences, Inc. (a)	777	58,539
		1,375,513
TOTAL CONSUMER STAPLES		11,708,773
Common Stocks - continued
	Shares	Value
ENERGY - 5.4%
Energy Equipment & Services - 1.8%
Dril-Quip, Inc. (a)	11,776	$ 1,320,090
Exterran Holdings, Inc.	7,764	340,684
Gulf Island Fabrication, Inc.	3,640	78,660
Matrix Service Co. (a)	38,921	1,314,751
Parker Drilling Co. (a)	19,285	136,731
RigNet, Inc. (a)	5,531	297,734
Tesco Corp. (a)	44,627	825,600
		4,314,250
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. (a)	145,506	576,204
Adams Resources & Energy, Inc.	445	25,774
Alon U.S.A. Energy, Inc.	8,736	130,516
Contango Oil & Gas Co. (a)	808	38,574
CVR Energy, Inc. (d)	28,642	1,210,125
Evolution Petroleum Corp.	5,919	75,349
GasLog Ltd.	31,224	727,207
Green Plains Renewable Energy, Inc.	47,684	1,428,613
Knightsbridge Tankers Ltd.	30,511	413,424
Renewable Energy Group, Inc. (a)	112,291	1,345,246
Rex American Resources Corp. (a)	18,360	1,047,438
VAALCO Energy, Inc. (a)	3,422	29,258
Warren Resources, Inc. (a)	10,046	48,221
Western Refining, Inc. (d)	36,958	1,426,579
		8,522,528
TOTAL ENERGY		12,836,778
FINANCIALS - 21.2%
Banks - 5.8%
1st Source Corp.	174	5,584
Ameris Bancorp (a)	4,387	102,217
BancFirst Corp.	417	23,615
BancorpSouth, Inc.	7,508	187,400
Bank of Kentucky Financial Corp.	1,060	39,792
Bank of Marin Bancorp	1,493	67,215
Banner Bank	11,056	455,618
BNC Bancorp	5,074	87,932
Central Pacific Financial Corp.	23,217	468,983
Chemical Financial Corp.	6,581	213,553
Citizens & Northern Corp.	3,074	60,589
Customers Bancorp, Inc. (a)	18,612	388,432
Eagle Bancorp, Inc., Maryland	5,590	201,799
First Bancorp, Puerto Rico (a)	80,692	438,964
First Community Bancshares, Inc.	3,908	63,935
First Interstate Bancsystem, Inc.	16,403	462,893
First Merchants Corp.	21,525	465,801
Flushing Financial Corp.	4,208	88,663
Hanmi Financial Corp.	18,374	428,114
Home Bancshares, Inc.	9,432	324,649
HomeTrust Bancshares, Inc. (a)	1,269	20,025
International Bancshares Corp.	3,913	98,138

	Shares	Value
MainSource Financial Group, Inc.	2,037	$ 34,833
MB Financial, Inc.	18,654	577,528
Mercantile Bank Corp.	582	12,001
Merchants Bancshares, Inc.	8,936	291,403
Old National Bancorp, Indiana	28,338	422,520
Peoples Bancorp, Inc.	2,729	67,488
Pinnacle Financial Partners, Inc.	2,988	112,020
PrivateBancorp, Inc.	50,157	1,530,290
Republic Bancorp, Inc., Kentucky Class A	796	17,990
Simmons First National Corp. Class A	1,284	47,855
Southwest Bancorp, Inc., Oklahoma	3,660	64,636
Susquehanna Bancshares, Inc.	51,012	581,027
Umpqua Holdings Corp. (d)	66,816	1,245,450
United Community Banks, Inc., Georgia (a)	72,572	1,408,623
Univest Corp. of Pennsylvania	1,368	28,071
Washington Trust Bancorp, Inc.	4,835	181,167
WesBanco, Inc.	6,043	192,349
Wilshire Bancorp, Inc.	64,738	718,592
Wintrust Financial Corp.	30,418	1,480,140
Yadkin Financial Corp. (a)	5,493	117,605
		13,825,499
Capital Markets - 2.1%
BGC Partners, Inc. Class A	33,910	221,771
Evercore Partners, Inc. Class A	25,085	1,385,946
FBR & Co. (a)	6,165	159,242
GAMCO Investors, Inc. Class A	1,201	93,258
HFF, Inc.	15,762	529,761
Investment Technology Group, Inc. (a)	59,753	1,207,011
Manning & Napier, Inc. Class A	3,721	62,401
MCG Capital Corp.	34,663	131,373
Silvercrest Asset Management Group Class A	679	12,419
WisdomTree Investments, Inc. (a)	92,433	1,212,721
		5,015,903
Consumer Finance - 1.0%
Cash America International, Inc. (d)	12,196	472,229
Credit Acceptance Corp. (a)	3,476	494,113
Nelnet, Inc. Class A	32,384	1,324,506
Regional Management Corp. (a)	7,814	192,693
		2,483,541
Diversified Financial Services - 0.7%
Gain Capital Holdings, Inc.	925	9,999
MarketAxess Holdings, Inc.	23,836	1,411,568
Marlin Business Services Corp.	13,095	272,507
Vector Capital Corp. rights (a)	5,673	0
		1,694,074
Insurance - 3.8%
Amerisafe, Inc.	3,787	166,287
Argo Group International Holdings, Ltd.	12,903	592,248
eHealth, Inc. (a)	5,652	287,122
EMC Insurance Group	864	30,698
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
FBL Financial Group, Inc. Class A	7,686	$ 332,958
First American Financial Corp.	56,376	1,496,783
HCI Group, Inc.	5,842	212,649
Hilltop Holdings, Inc. (a)	39,884	948,840
Horace Mann Educators Corp.	45,456	1,318,224
Navigators Group, Inc. (a)	3,970	243,718
Platinum Underwriters Holdings Ltd.	4,255	255,726
ProAssurance Corp.	21,872	973,960
Safety Insurance Group, Inc.	862	46,419
Selective Insurance Group, Inc.	25,516	595,033
Symetra Financial Corp.	11,445	226,840
Third Point Reinsurance Ltd.	18,074	286,473
United Fire Group, Inc.	1,844	55,965
Universal Insurance Holdings, Inc.	84,058	1,067,537
		9,137,480
Real Estate Investment Trusts - 5.8%
AG Mortgage Investment Trust, Inc.	12,239	214,305
Agree Realty Corp.	4,971	151,168
Altisource Residential Corp. Class B	50,018	1,578,568
Apollo Commercial Real Estate Finance, Inc.	13,982	232,521
Apollo Residential Mortgage, Inc.	14,930	242,314
Capstead Mortgage Corp.	24,720	312,955
Dynex Capital, Inc.	8,921	79,843
Extra Space Storage, Inc.	25,031	1,214,254
MFA Financial, Inc.	151,773	1,176,241
National Health Investors, Inc.	14,232	860,467
New Residential Investment Corp.	220,237	1,424,933
Potlatch Corp.	2,754	106,552
RAIT Financial Trust	2,955	25,088
RLJ Lodging Trust	53,263	1,424,253
Sovran Self Storage, Inc.	20,825	1,529,596
Strategic Hotel & Resorts, Inc. (a)	139,978	1,426,376
Sunstone Hotel Investors, Inc.	29,631	406,834
The Geo Group, Inc.	45,896	1,479,687
		13,885,955
Thrifts & Mortgage Finance - 2.0%
Dime Community Bancshares, Inc.	12,123	205,849
Doral Financial Corp. (a)	7,783	67,556
Farmer Mac Class C (non-vtg.)	3,220	107,065
Flagstar Bancorp, Inc. (a)	35,915	798,031
Fox Chase Bancorp, Inc.	1,973	33,245
Home Loan Servicing Solutions Ltd.	66,905	1,445,148
HomeStreet, Inc.	15,730	307,522
Northwest Bancshares, Inc.	27,524	401,850
Provident Financial Holdings, Inc.	3,598	55,481
Simplicity Bancorp, Inc.	3,267	57,499
Tree.com, Inc. (a)	5,031	156,162

	Shares	Value
Waterstone Financial, Inc. Maryland	15,995	$ 166,188
WSFS Financial Corp.	14,194	1,013,877
		4,815,473
TOTAL FINANCIALS		50,857,925
HEALTH CARE - 15.1%
Biotechnology - 2.6%
ACADIA Pharmaceuticals, Inc. (a)(d)	5,807	141,284
Acorda Therapeutics, Inc. (a)	2,596	98,414
Aegerion Pharmaceuticals, Inc. (a)	1,913	88,228
Alnylam Pharmaceuticals, Inc. (a)	6,680	448,495
Arena Pharmaceuticals, Inc. (a)(d)	13,486	84,962
Celldex Therapeutics, Inc. (a)	7,633	134,875
Cepheid, Inc. (a)	7,249	373,903
Clovis Oncology, Inc. (a)	1,041	72,110
Dyax Corp. (a)	39,242	352,393
Emergent BioSolutions, Inc. (a)	12,283	310,391
Enanta Pharmaceuticals, Inc.	1,060	42,389
Enzon Pharmaceuticals, Inc.	19,765	20,358
Exact Sciences Corp. (a)	1,712	24,259
Exelixis, Inc. (a)(d)	10,845	38,391
Halozyme Therapeutics, Inc. (a)	5,065	64,326
ImmunoGen, Inc. (a)	4,786	71,455
Insys Therapeutics, Inc. (a)	6,303	261,133
Intercept Pharmaceuticals, Inc. (a)	1,512	498,642
InterMune, Inc. (a)	8,748	292,796
Ironwood Pharmaceuticals, Inc. Class A (a)	6,795	83,714
Isis Pharmaceuticals, Inc. (a)	20,166	871,373
Keryx Biopharmaceuticals, Inc. (a)(d)	5,248	89,426
Ligand Pharmaceuticals, Inc. Class B (a)	5,477	368,383
MannKind Corp. (a)	4,101	16,486
Neurocrine Biosciences, Inc. (a)	2,567	41,329
Novavax, Inc. (a)	7,121	32,258
NPS Pharmaceuticals, Inc. (a)	10,661	319,084
Opko Health, Inc. (a)(d)	13,702	127,703
PDL BioPharma, Inc. (d)	5,345	44,417
Prothena Corp. PLC (a)	1,998	76,543
Puma Biotechnology, Inc. (a)	2,071	215,674
Repligen Corp. (a)	16,605	213,540
Sangamo Biosciences, Inc. (a)	3,516	63,569
Sarepta Therapeutics, Inc. (a)(d)	1,184	28,452
Synageva BioPharma Corp. (a)	1,533	127,193
XOMA Corp. (a)	36,269	188,961
		6,326,909
Health Care Equipment & Supplies - 5.3%
Align Technology, Inc. (a)	31,666	1,639,982
Analogic Corp.	1,446	118,731
Angiodynamics, Inc. (a)	772	12,159
Anika Therapeutics, Inc. (a)	6,369	261,766
Atrion Corp.	187	57,248
Cantel Medical Corp.	13,725	462,807
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp.	3,099	$ 134,652
Cryolife, Inc.	5,796	57,728
Cyberonics, Inc. (a)	22,131	1,444,048
DexCom, Inc. (a)	37,477	1,550,049
Globus Medical, Inc. (a)	16,189	430,466
Greatbatch, Inc. (a)	8,090	371,493
Masimo Corp. (a)	12,996	354,921
Natus Medical, Inc. (a)	40,625	1,048,125
NuVasive, Inc. (a)	6,904	265,183
Orthofix International NV (a)	7,813	235,562
RTI Biologics, Inc. (a)	23,143	94,423
Steris Corp.	294	14,039
SurModics, Inc. (a)	9,684	218,858
Thoratec Corp. (a)	38,940	1,394,441
Vascular Solutions, Inc. (a)	5,361	140,405
West Pharmaceutical Services, Inc.	26,965	1,187,808
Zeltiq Aesthetics, Inc. (a)	63,819	1,251,491
		12,746,385
Health Care Providers & Services - 5.0%
Addus HomeCare Corp. (a)	3,691	85,078
Alliance Healthcare Services, Inc. (a)	37,741	1,265,456
AmSurg Corp. (a)	10,593	498,718
Centene Corp. (a)	2,056	127,986
Corvel Corp. (a)	9,579	476,651
Cross Country Healthcare, Inc. (a)	11,554	93,241
Five Star Quality Care, Inc. (a)	41,772	203,012
Hanger, Inc. (a)	17,648	594,385
HealthSouth Corp.	18,166	652,704
Magellan Health Services, Inc. (a)	20,271	1,203,084
National Healthcare Corp.	4,886	272,492
Owens & Minor, Inc.	43,789	1,533,929
PharMerica Corp. (a)	48,048	1,344,383
Providence Service Corp. (a)	24,318	687,713
Select Medical Holdings Corp.	110,710	1,378,340
Team Health Holdings, Inc. (a)	31,742	1,420,455
Triple-S Management Corp. (a)	5,126	82,734
		11,920,361
Health Care Technology - 0.6%
Omnicell, Inc. (a)	46,358	1,326,766
Quality Systems, Inc.	8,851	149,405
		1,476,171
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)	38,673	275,738
Albany Molecular Research, Inc. (a)	12,929	240,350
Fluidigm Corp. (a)	1,027	45,260
Furiex Pharmaceuticals, Inc. (a)	2,242	195,054
Luminex Corp. (a)	1,344	24,340
PAREXEL International Corp. (a)	5,830	315,345
		1,096,087

	Shares	Value
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	3,112	$ 68,464
Auxilium Pharmaceuticals, Inc. (a)	3,137	85,264
Horizon Pharma, Inc. (a)	15,206	229,915
Impax Laboratories, Inc. (a)	5,456	144,148
Jazz Pharmaceuticals PLC (a)	1,523	211,210
Lannett Co., Inc. (a)	7,901	282,224
Nektar Therapeutics (a)	8,791	106,547
Pacira Pharmaceuticals, Inc. (a)	2,364	165,456
Pozen, Inc.	15,945	127,560
Prestige Brands Holdings, Inc. (a)	13,900	378,775
Questcor Pharmaceuticals, Inc. (d)	7,833	508,597
Sucampo Pharmaceuticals, Inc. Class A (a)	7,874	56,299
The Medicines Company (a)	4,869	138,377
		2,502,836
TOTAL HEALTH CARE		36,068,749
INDUSTRIALS - 15.6%
Aerospace & Defense - 3.3%
AAR Corp.	14,540	377,313
American Science & Engineering, Inc.	10,330	693,866
Astronics Corp. (a)	18,733	1,187,860
Curtiss-Wright Corp.	17,467	1,109,853
Engility Holdings, Inc. (a)	7,833	352,877
Esterline Technologies Corp. (a)	9,032	962,269
Moog, Inc. Class A (a)	18,435	1,207,677
Orbital Sciences Corp. (a)	7,036	196,304
Taser International, Inc. (a)	72,069	1,318,142
Teledyne Technologies, Inc. (a)	5,302	516,044
		7,922,205
Airlines - 0.9%
SkyWest, Inc.	38,353	489,384
Spirit Airlines, Inc. (a)	29,732	1,766,081
		2,255,465
Building Products - 0.4%
AAON, Inc.	3,967	110,560
American Woodmark Corp. (a)	3,231	108,755
Insteel Industries, Inc.	2,511	49,391
PGT, Inc. (a)	52,881	608,660
		877,366
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	7,502	215,607
ARC Document Solutions, Inc. (a)	25,642	190,776
Deluxe Corp.	13,328	699,320
G&K Services, Inc. Class A	13,165	805,303
Intersections, Inc.	19,256	113,610
Kimball International, Inc. Class B	42,923	777,336
UniFirst Corp.	13,039	1,433,508
Viad Corp.	6,488	155,972
		4,391,432
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.7%
Argan, Inc.	30,038	$ 893,030
Comfort Systems U.S.A., Inc.	21,873	333,345
EMCOR Group, Inc.	2,773	129,749
Furmanite Corp. (a)	7,774	76,341
MYR Group, Inc. (a)	881	22,307
Primoris Services Corp.	6,621	198,498
		1,653,270
Electrical Equipment - 1.6%
Acuity Brands, Inc.	5,762	763,868
EnerSys	21,072	1,460,079
Generac Holdings, Inc.	28,725	1,693,913
		3,917,860
Machinery - 2.1%
Alamo Group, Inc.	3,393	184,342
Altra Industrial Motion Corp.	831	29,667
CIRCOR International, Inc.	5,440	398,915
Federal Signal Corp. (a)	14,770	220,073
Global Brass & Copper Holdings, Inc.	3,773	59,500
Hurco Companies, Inc.	1,660	44,289
Hyster-Yale Materials Handling Class A	14,302	1,394,445
Kadant, Inc.	14,211	518,275
L.B. Foster Co. Class A	193	9,042
Lydall, Inc. (a)	1,430	32,704
Mueller Industries, Inc.	32,718	981,213
Mueller Water Products, Inc. Class A	101,366	962,977
Standex International Corp.	2,826	151,417
Sun Hydraulics Corp.	802	34,735
Xerium Technologies, Inc. (a)	3,576	57,395
		5,078,989
Marine - 0.3%
Matson, Inc.	24,011	592,832
Professional Services - 2.4%
Barrett Business Services, Inc.	15,439	919,701
Exponent, Inc.	1,653	124,074
Huron Consulting Group, Inc. (a)	3,690	233,872
ICF International, Inc. (a)	1,877	74,723
Insperity, Inc.	10,754	333,159
Korn/Ferry International (a)	51,496	1,533,036
Navigant Consulting, Inc. (a)	8,125	151,613
On Assignment, Inc. (a)	13,549	522,856
Resources Connection, Inc.	23,887	336,568
RPX Corp. (a)	78,824	1,283,255
VSE Corp.	218	11,489
WageWorks, Inc. (a)	2,796	156,884
		5,681,230
Road & Rail - 1.3%
AMERCO	5,071	1,177,081
Arkansas Best Corp.	3,580	132,281
Heartland Express, Inc.	14,005	317,773

	Shares	Value
Marten Transport Ltd.	3,273	$ 70,435
Old Dominion Freight Lines, Inc. (a)	21,813	1,237,670
Universal Truckload Services, Inc.	2,415	69,794
		3,005,034
Trading Companies & Distributors - 0.4%
Aceto Corp.	34,187	686,817
DXP Enterprises, Inc. (a)	3,986	378,391
		1,065,208
Transportation Infrastructure - 0.4%
Wesco Aircraft Holdings, Inc. (a)	47,105	1,036,781
TOTAL INDUSTRIALS		37,477,672
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.0%
Arris Group, Inc. (a)	6,529	183,987
Black Box Corp.	17,244	419,719
Communications Systems, Inc.	4,445	57,207
Comtech Telecommunications Corp.	4,409	140,471
Emulex Corp. (a)	64,265	474,918
Extreme Networks, Inc. (a)	31,167	180,769
Finisar Corp. (a)	11,806	312,977
Ixia (a)	11,213	140,163
Plantronics, Inc.	16,759	744,938
Sonus Networks, Inc. (a)	162,949	549,138
Tessco Technologies, Inc.	9,786	365,605
Ubiquiti Networks, Inc. (a)(d)	26,107	1,187,085
		4,756,977
Electronic Equipment & Components - 2.4%
Aeroflex Holding Corp. (a)	3,990	33,157
Anixter International, Inc.	145	14,720
Benchmark Electronics, Inc. (a)	57,830	1,309,850
Daktronics, Inc.	33,584	483,274
DTS, Inc. (a)	2,110	41,694
Electro Scientific Industries, Inc.	18,637	183,574
Insight Enterprises, Inc. (a)	3,919	98,406
Methode Electronics, Inc. Class A	9,722	298,077
Newport Corp. (a)	5,810	120,151
PC Connection, Inc.	3,041	61,793
Plexus Corp. (a)	5,492	220,064
Sanmina Corp. (a)	41,272	720,196
ScanSource, Inc. (a)	25,824	1,052,844
SYNNEX Corp. (a)	20,540	1,244,929
		5,882,729
Internet Software & Services - 1.9%
comScore, Inc. (a)	918	30,101
Constant Contact, Inc. (a)	27,718	677,982
Conversant, Inc. (a)	6,377	179,513
eGain Communications Corp. (a)	1,142	8,063
j2 Global, Inc.	9,531	477,027
LogMeIn, Inc. (a)	12,693	569,789
Perficient, Inc. (a)	12,841	232,679
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Shutterstock, Inc. (a)	4,152	$ 301,477
Stamps.com, Inc. (a)	15,346	515,012
United Online, Inc.	63,825	737,817
WebMD Health Corp. (a)	13,729	568,381
XO Group, Inc. (a)	8,578	86,981
Yelp, Inc. (a)	1,630	125,396
		4,510,218
IT Services - 4.2%
Acxiom Corp. (a)	42,728	1,469,630
Cardtronics, Inc. (a)	23,865	927,155
CSG Systems International, Inc.	25,399	661,390
EPAM Systems, Inc. (a)	20,705	681,195
Euronet Worldwide, Inc. (a)	15,020	624,682
ExlService Holdings, Inc. (a)	12,655	391,166
Forrester Research, Inc.	2,448	87,761
Global Cash Access Holdings, Inc. (a)	42,386	290,768
Hackett Group, Inc.	5,098	30,486
iGATE Corp. (a)	19,864	626,511
Jack Henry & Associates, Inc.	20,868	1,163,600
Luxoft Holding, Inc.	2,799	98,161
Maximus, Inc.	8,134	364,891
MoneyGram International, Inc. (a)	3,499	61,757
NCI, Inc. Class A (a)	6,533	69,446
Sapient Corp. (a)	80,860	1,379,472
Syntel, Inc. (a)	11,310	1,016,769
Teletech Holdings, Inc. (a)	7,937	194,536
		10,139,376
Semiconductors & Semiconductor Equipment - 2.0%
Cabot Microelectronics Corp. (a)	17,468	768,592
Integrated Device Technology, Inc. (a)	115,685	1,414,828
International Rectifier Corp. (a)	9,125	250,025
Intersil Corp. Class A	12,541	162,030
Kulicke & Soffa Industries, Inc. (a)	14,702	185,392
Lattice Semiconductor Corp. (a)	28,522	223,612
Power Integrations, Inc.	3,426	225,362
Rambus, Inc. (a)	77,198	829,879
Silicon Image, Inc. (a)	10,570	72,933
Supertex, Inc. (a)	719	23,713
Tessera Technologies, Inc.	3,086	72,922
Ultra Clean Holdings, Inc. (a)	34,827	457,975
		4,687,263
Software - 6.3%
Actuate Corp. (a)	13,811	83,142
Advent Software, Inc.	43,706	1,283,208
Aspen Technology, Inc. (a)	40,428	1,712,530
AVG Technologies NV (a)	48,394	1,014,338
Comverse, Inc. (a)	12,685	438,647
ePlus, Inc. (a)	1,495	83,361
Fair Isaac Corp.	1,912	105,772
Manhattan Associates, Inc. (a)	43,684	1,530,251

	Shares	Value
Monotype Imaging Holdings, Inc.	24,894	$ 750,305
NetScout Systems, Inc. (a)	18,989	713,607
Parametric Technology Corp. (a)	32,669	1,157,463
Pegasystems, Inc.	23,335	824,192
QAD, Inc.:
Class A	3,608	73,711
Class B	2,068	35,177
SS&C Technologies Holdings, Inc. (a)	38,127	1,525,843
Take-Two Interactive Software, Inc. (a)	11,302	247,853
TeleCommunication Systems, Inc. Class A (a)	105,661	243,020
TeleNav, Inc. (a)	32,526	193,855
TiVo, Inc. (a)	107,407	1,420,995
Verint Systems, Inc. (a)	33,323	1,563,848
		15,001,118
Technology Hardware, Storage & Peripherals - 0.6%
QLogic Corp. (a)	68,072	867,918
Super Micro Computer, Inc. (a)	35,690	619,935
		1,487,853
TOTAL INFORMATION TECHNOLOGY		46,465,534
MATERIALS - 4.4%
Chemicals - 2.3%
A. Schulman, Inc.	8,094	293,488
FutureFuel Corp.	60,746	1,233,144
H.B. Fuller Co.	12,091	583,753
Landec Corp. (a)	13,221	147,546
Minerals Technologies, Inc.	25,250	1,630,140
Quaker Chemical Corp.	1,397	110,126
Sensient Technologies Corp.	22,038	1,243,164
Stepan Co.	2,624	169,405
Zep, Inc.	4,234	74,942
		5,485,708
Containers & Packaging - 0.9%
Berry Plastics Group, Inc. (a)	5,151	119,246
Graphic Packaging Holding Co. (a)	148,287	1,506,596
Myers Industries, Inc.	30,986	617,241
		2,243,083
Metals & Mining - 0.6%
Worthington Industries, Inc.	35,574	1,360,706
Paper & Forest Products - 0.6%
P.H. Glatfelter Co.	3,536	96,250
Resolute Forest Products (a)	5,152	103,504
Schweitzer-Mauduit International, Inc.	29,278	1,246,950
		1,446,704
TOTAL MATERIALS		10,536,201
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
IDT Corp. Class B	9,995	166,517
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Inteliquent, Inc.	95,086	$ 1,381,600
Premiere Global Services, Inc. (a)	9,742	117,489
		1,665,606
Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications Co.	1,961	63,321
TOTAL TELECOMMUNICATION SERVICES		1,728,927
UTILITIES - 1.3%
Electric Utilities - 0.2%
El Paso Electric Co.	10,952	391,315
Genie Energy Ltd. Class B (a)	4,004	39,920
		431,235
Gas Utilities - 0.1%
New Jersey Resources Corp.	4,783	238,193
Independent Power Producers & Energy Traders - 0.0%
Black Hills Corp.	1,885	108,670
Multi-Utilities - 0.4%
Avista Corp.	551	16,888
NorthWestern Energy Corp.	18,760	889,787
		906,675
Water Utilities - 0.6%
American States Water Co.	36,468	1,177,552
Consolidated Water Co., Inc.	8,037	105,928
Middlesex Water Co.	1,088	23,740
		1,307,220
TOTAL UTILITIES		2,991,993
TOTAL COMMON STOCKS (Cost $203,020,030)		237,311,716
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 5/29/14 (e) (Cost $249,967)	$ 250,000	249,993
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	927,708	$ 927,708
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	7,067,925	7,067,925
TOTAL MONEY MARKET FUNDS (Cost $7,995,633)		7,995,633
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $211,265,630)		245,557,342
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(5,975,498)
NET ASSETS - 100%		$ 239,581,844
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 ICE Russell 2000 Index Contracts (United States)	June 2014	$ 1,170,500	$ 2,552

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $114,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 954
Fidelity Securities Lending Cash Central Fund	7,073
Total	$ 8,027
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,639,164	$ 26,639,164	$ -	$ -
Consumer Staples	11,708,773	11,708,773	-	-
Energy	12,836,778	12,836,778	-	-
Financials	50,857,925	50,857,925	-	-
Health Care	36,068,749	36,068,749	-	-
Industrials	37,477,672	37,477,672	-	-
Information Technology	46,465,534	46,465,534	-	-
Materials	10,536,201	10,536,201	-	-
Telecommunication Services	1,728,927	1,728,927	-	-
Utilities	2,991,993	2,991,993	-	-
U.S. Government and Government Agency Obligations	249,993	-	249,993	-
Money Market Funds	7,995,633	7,995,633	-	-
Total Investments in Securities:	$ 245,557,342	$ 245,307,349	$ 249,993	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,552	$ 2,552	$ -	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $211,479,942. Net unrealized appreciation aggregated $34,077,400, of which $41,005,994 related to appreciated investment securities and $6,928,594 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

March 31, 2014

1.864819.106

VIPEM-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 0.7%
iProperty Group Ltd. (a)	148,078	$ 432,582
Sydney Airport unit	113,452	440,852
TOTAL AUSTRALIA		873,434
Bailiwick of Jersey - 0.4%
WPP PLC	23,500	484,632
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	413,000	631,494
Credicorp Ltd.	6,536	901,445
TOTAL BERMUDA		1,532,939
Brazil - 6.7%
BB Seguridade Participacoes SA	73,100	808,965
CCR SA	103,400	793,842
Cielo SA	33,880	1,079,710
Estacio Participacoes SA	65,000	654,870
Iguatemi Empresa de Shopping Centers SA	59,200	567,736
Kroton Educacional SA	33,900	745,531
Linx SA	20,600	405,009
Multiplan Empreendimentos Imobiliarios SA	27,000	576,175
Odontoprev SA	131,900	524,345
Qualicorp SA (a)	60,900	615,978
Souza Cruz SA	71,400	648,233
Ultrapar Participacoes SA	33,900	820,383
Weg SA	47,800	667,810
TOTAL BRAZIL		8,908,587
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (c)	16,300	577,835
Cayman Islands - 9.3%
51job, Inc. sponsored ADR (a)	6,836	487,065
58.com, Inc. ADR	10,200	424,626
Airtac International Group	47,000	486,939
Autohome, Inc. ADR Class A	6,000	230,460
Baidu.com, Inc. sponsored ADR (a)	3,457	526,778
Baoxin Auto Group Ltd.	598,500	508,492
Biostime International Holdings Ltd.	69,000	473,255
Bitauto Holdings Ltd. ADR (a)	16,310	584,550
Cimc Enric Holdings Ltd.	308,000	434,412
ENN Energy Holdings Ltd.	106,000	738,645
Ginko International Co. Ltd.	21,000	362,039
Greatview Aseptic Pack Co. Ltd.	859,000	456,273
Haitian International Holdings Ltd.	217,000	435,315
Melco Crown Entertainment Ltd. sponsored ADR	12,900	498,585
MGM China Holdings Ltd.	117,600	414,666
Sands China Ltd.	66,600	497,579
Shenzhou International Group Holdings Ltd.	154,000	489,409
Sino Biopharmaceutical Ltd.	99,000	84,367

	Shares	Value
SouFun Holdings Ltd. ADR	8,770	$ 600,043
Tencent Holdings Ltd.	43,100	2,997,802
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	14,213	523,891
TOTAL CAYMAN ISLANDS		12,255,191
Chile - 0.4%
Banco de Chile sponsored ADR	6,256	470,952
China - 2.3%
China Pacific Insurance Group Co. Ltd. (H Shares)	251,200	897,085
PICC Property & Casualty Co. Ltd. (H Shares)	443,300	606,955
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	132,500	1,098,401
TravelSky Technology Ltd. (H Shares)	532,000	471,883
TOTAL CHINA		3,074,324
Colombia - 0.5%
Grupo de Inversiones Suramerica SA	37,955	702,536
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	11,000	502,150
Finland - 0.4%
Kone Oyj (B Shares)	12,400	520,002
France - 1.5%
Bureau Veritas SA	16,800	515,081
LVMH Moet Hennessy - Louis Vuitton SA	2,684	487,900
Pernod Ricard SA	4,384	510,348
Safran SA	7,700	533,472
TOTAL FRANCE		2,046,801
Greece - 1.5%
Folli Follie SA (a)	15,348	566,664
Greek Organization of Football Prognostics SA	37,500	604,444
Jumbo SA	30,486	545,988
Titan Cement Co. SA (Reg.) (a)	7,435	260,065
TOTAL GREECE		1,977,161
Hong Kong - 0.8%
AIA Group Ltd.	110,800	525,680
Galaxy Entertainment Group Ltd. (a)	59,000	513,060
TOTAL HONG KONG		1,038,740
India - 10.0%
Axis Bank Ltd.	26,467	644,090
Bajaj Auto Ltd.	19,236	667,835
Havells India Ltd.	30,907	480,947
HCL Technologies Ltd.	28,052	650,036
HDFC Bank Ltd.	88,558	1,186,036
Housing Development Finance Corp. Ltd.	93,927	1,383,355
ITC Ltd.	178,729	1,050,813
Larsen & Toubro Ltd.	39,789	843,250
Lupin Ltd. (a)	31,836	511,465
Common Stocks - continued
	Shares	Value
India - continued
Mahindra & Mahindra Ltd.	43,864	$ 716,778
Mundra Port and SEZ Ltd.	213,599	667,152
Sun Pharmaceutical Industries Ltd.	78,240	749,287
Tata Consultancy Services Ltd.	31,739	1,128,119
Tata Motors Ltd.	112,541	756,752
Titan Co. Ltd.	132,962	615,181
Yes Bank Ltd.	94,699	653,181
Zee Entertainment Enterprises Ltd.	119,071	538,364
TOTAL INDIA		13,242,641
Indonesia - 5.0%
PT ACE Hardware Indonesia Tbk	7,906,500	524,024
PT Bank Central Asia Tbk	992,200	931,870
PT Bank Rakyat Indonesia Tbk	1,084,940	922,392
PT Global Mediacom Tbk	2,974,600	619,230
PT Indocement Tunggal Prakarsa Tbk	327,800	678,718
PT Jasa Marga Tbk	1,175,900	625,012
PT Kalbe Farma Tbk	4,774,000	619,261
PT Semen Gresik (Persero) Tbk	512,500	720,428
PT Surya Citra Media Tbk	2,087,500	590,451
PT Tower Bersama Infrastructure Tbk	837,100	443,822
TOTAL INDONESIA		6,675,208
Italy - 0.4%
Prada SpA	67,600	529,017
Japan - 1.0%
Japan Tobacco, Inc.	15,500	486,557
SoftBank Corp.	5,600	423,194
Unicharm Corp.	7,400	395,255
TOTAL JAPAN		1,305,006
Kenya - 1.0%
East African Breweries Ltd.	126,085	392,556
Kenya Commercial Bank Ltd.	732,900	390,201
Safaricom Ltd.	3,977,800	568,586
TOTAL KENYA		1,351,343
Korea (South) - 9.4%
Grand Korea Leisure Co. Ltd.	11,550	474,516
Hotel Shilla Co.	5,076	410,408
Hyundai Mobis	4,033	1,192,971
Hyundai Motor Co.	8,895	2,096,576
Hyundai Wia Corp.	3,084	495,224
Korea Plant Service & Engineering Co. Ltd.	7,306	465,158
Naver Corp.	1,691	1,229,067
Samsung Electronics Co. Ltd.	4,854	6,121,619
TOTAL KOREA (SOUTH)		12,485,539
Luxembourg - 0.4%
Brait SA	115,880	585,674

	Shares	Value
Malaysia - 0.9%
Astro Malaysia Holdings Bhd	461,100	$ 451,990
Public Bank Bhd	116,900	686,109
TOTAL MALAYSIA		1,138,099
Mexico - 5.8%
Alfa SA de CV Series A	269,500	681,620
Banregio Grupo Financiero S.A.B. de CV	83,877	486,089
El Puerto de Liverpool S.A.B. de CV Class C	44,359	485,603
Fomento Economico Mexicano S.A.B. de CV unit	119,700	1,114,987
Gruma S.A.B. de CV Series B (a)	67,236	556,150
Grupo Aeroportuario del Pacifico SA de CV Series B	99,300	579,729
Grupo Aeroportuario del Sureste SA de CV Series B	48,400	593,642
Grupo Aeroportuario Norte S.A.B. de CV	106,400	386,546
Grupo Financiero Banorte S.A.B. de CV Series O	156,300	1,051,498
Grupo Televisa SA de CV	181,100	1,207,796
Megacable Holdings S.A.B. de CV unit	117,564	477,262
TOTAL MEXICO		7,620,922
Netherlands - 0.7%
Airbus Group NV	5,400	386,770
Yandex NV (a)	16,304	492,218
TOTAL NETHERLANDS		878,988
Nigeria - 1.1%
Dangote Cement PLC	326,946	479,237
Guaranty Trust Bank PLC GDR (Reg. S)	74,733	590,017
Nigerian Breweries PLC	399,723	370,492
TOTAL NIGERIA		1,439,746
Panama - 0.4%
Copa Holdings SA Class A	3,800	551,722
Philippines - 3.8%
Alliance Global Group, Inc.	971,100	618,328
Ayala Corp.	40,140	518,340
DMCI Holdings, Inc.	407,520	637,319
GT Capital Holdings, Inc.	25,430	446,275
LT Group, Inc.	1,412,500	550,357
Metropolitan Bank & Trust Co.	301,135	520,057
Security Bank Corp.	215,742	510,917
SM Investments Corp.	40,155	632,468
SM Prime Holdings, Inc.	1,722,300	561,787
TOTAL PHILIPPINES		4,995,848
Russia - 2.8%
Magnit OJSC GDR (Reg. S)	20,100	1,101,480
NOVATEK OAO GDR (Reg. S)	8,914	980,540
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	601,100	$ 1,436,435
Sistema JSFC	129,100	131,429
TOTAL RUSSIA		3,649,884
South Africa - 6.6%
Aspen Pharmacare Holdings Ltd.	34,784	929,402
Bidvest Group Ltd.	30,500	806,564
Clicks Group Ltd.	88,664	552,045
Discovery Holdings Ltd.	80,437	644,611
Imperial Holdings Ltd.	44	788
Life Healthcare Group Holdings Ltd.	208,372	762,197
Mr Price Group Ltd.	49,113	734,316
Nampak Ltd.	193,757	661,623
Naspers Ltd. Class N	18,568	2,048,230
Remgro Ltd.	40,800	794,220
Shoprite Holdings Ltd.	57,627	871,411
TOTAL SOUTH AFRICA		8,805,407
Sweden - 0.7%
Atlas Copco AB (A Shares)	17,400	501,921
Investment AB Kinnevik (B Shares)	10,836	400,137
TOTAL SWEDEN		902,058
Switzerland - 1.4%
Compagnie Financiere Richemont SA Series A	5,090	485,941
Dufry AG (a)	2,460	422,963
SGS SA (Reg.)	200	492,959
Swatch Group AG (Bearer)	770	482,529
TOTAL SWITZERLAND		1,884,392
Taiwan - 5.4%
Delta Electronics, Inc.	131,000	808,735
ECLAT Textile Co. Ltd.	41,000	473,918
Giant Manufacturing Co. Ltd.	68,000	462,228
HIWIN Technologies Corp.	48,000	464,986
Merida Industry Co. Ltd.	80,000	530,663
St.Shine Optical Co. Ltd.	19,000	423,643
Taiwan Semiconductor Manufacturing Co. Ltd.	1,001,000	3,938,478
TOTAL TAIWAN		7,102,651
Thailand - 2.4%
Airports of Thailand PCL (For. Reg.)	104,100	622,546
Bangkok Dusit Medical Service PCL (For. Reg.)	110,100	451,396
Central Pattana PCL (For. Reg.)	415,300	601,699

	Shares	Value
Kasikornbank PCL (For. Reg.)	165,800	$ 945,530
Minor International PCL (For. Reg.)	755,700	577,724
TOTAL THAILAND		3,198,895
Togo - 0.3%
Ecobank Transnational, Inc.	4,758,552	380,569
Turkey - 2.1%
Anadolu Hayat Sigorta A/S	150,930	330,118
Coca-Cola Icecek A/S	27,115	652,625
Enka Insaat ve Sanayi A/S	203,475	607,658
TAV Havalimanlari Holding A/S	82,000	659,158
Tofas Turk Otomobil Fabrikasi A/S	96,993	550,762
TOTAL TURKEY		2,800,321
United Arab Emirates - 0.3%
First Gulf Bank PJSC	103,816	460,714
United Kingdom - 4.1%
Aberdeen Asset Management PLC	65,800	428,153
Alabama Noor Hospitals Group PLC	27,200	487,021
British American Tobacco PLC (United Kingdom)	9,600	535,543
Burberry Group PLC	19,632	456,576
Diageo PLC	15,897	493,747
Intertek Group PLC	10,442	534,785
Johnson Matthey PLC	8,384	457,200
Meggitt PLC	55,100	440,836
Mondi PLC	30,952	541,301
Prudential PLC	22,735	481,401
Rolls-Royce Group PLC	31,354	561,399
TOTAL UNITED KINGDOM		5,417,962
United States of America - 3.6%
Colgate-Palmolive Co.	8,500	551,395
FMC Corp.	7,600	581,856
Google, Inc. Class A (a)	450	501,530
Kansas City Southern	6,244	637,263
MasterCard, Inc. Class A	7,200	537,840
Mead Johnson Nutrition Co. Class A	6,442	535,588
Philip Morris International, Inc.	6,200	507,594
Visa, Inc. Class A	2,300	496,478
Yahoo!, Inc. (a)	13,200	473,880
TOTAL UNITED STATES OF AMERICA		4,823,424
TOTAL COMMON STOCKS (Cost $108,242,875)		127,191,314
Nonconvertible Preferred Stocks - 3.1%

Brazil - 2.7%
Ambev SA sponsored ADR	245,490	1,819,081
Itau Unibanco Holding SA sponsored ADR	120,908	1,796,693
TOTAL BRAZIL		3,615,774
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	716,982	$ 474,488
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,233,215)		4,090,262
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.10% (b) (Cost $1,080,618)	1,080,618	1,080,618
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $113,556,708)		132,362,194
NET OTHER ASSETS (LIABILITIES) - 0.0%		54,739
NET ASSETS - 100%		$ 132,416,933
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $577,835 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 309
Fidelity Securities Lending Cash Central Fund	1,502
Total	$ 1,811
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,719,930	$ 24,614,292	$ 3,105,638	$ -
Consumer Staples	14,169,512	13,140,222	1,029,290	-
Energy	1,800,923	1,800,923	-	-
Financials	28,398,586	24,876,887	3,521,699	-
Health Care	7,546,442	6,415,716	1,130,726	-
Industrials	19,794,528	19,169,516	625,012	-
Information Technology	24,709,278	20,770,800	3,938,478	-
Materials	4,836,701	3,437,555	1,399,146	-
Telecommunication Services	1,567,031	1,123,209	443,822	-
Utilities	738,645	738,645	-	-
Money Market Funds	1,080,618	1,080,618	-	-
Total Investments in Securities:	$ 132,362,194	$ 117,168,383	$ 15,193,811	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 14,660,938
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $114,175,767. Net unrealized appreciation aggregated $18,186,427, of which $21,166,157 related to appreciated investment securities and $2,979,730 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2014

1.799868.110

VIPGR-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.9%
Johnson Controls, Inc.	29,818	$ 1,410,988
Automobiles - 0.3%
Tesla Motors, Inc. (a)	2,100	437,745
Diversified Consumer Services - 1.1%
H&R Block, Inc.	62,067	1,873,803
Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. (a)	1,100	624,855
Las Vegas Sands Corp.	16,540	1,336,101
McDonald's Corp.	18,373	1,801,105
Starbucks Corp.	18,132	1,330,526
		5,092,587
Household Durables - 0.3%
KB Home	29,300	497,807
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	7,953	2,676,344
Ctrip.com International Ltd. sponsored ADR (a)	12,096	609,880
HomeAway, Inc. (a)	13,500	508,545
Netflix, Inc. (a)	600	211,218
priceline.com, Inc. (a)	1,100	1,311,079
		5,317,066
Media - 3.2%
Comcast Corp. Class A	63,639	3,183,223
Twenty-First Century Fox, Inc. Class A	64,772	2,070,761
		5,253,984
Specialty Retail - 4.3%
AutoZone, Inc. (a)	2,300	1,235,330
Home Depot, Inc.	41,310	3,268,860
TJX Companies, Inc.	24,300	1,473,795
Urban Outfitters, Inc. (a)	26,000	948,220
		6,926,205
Textiles, Apparel & Luxury Goods - 2.7%
adidas AG	2,800	302,962
Kate Spade & Co. (a)	14,400	534,096
Michael Kors Holdings Ltd. (a)	4,108	383,153
NIKE, Inc. Class B	8,609	635,861
Under Armour, Inc. Class A (sub. vtg.) (a)	3,400	389,776
VF Corp.	20,968	1,297,500
Wolverine World Wide, Inc.	26,600	759,430
		4,302,778
TOTAL CONSUMER DISCRETIONARY		31,112,963
CONSUMER STAPLES - 8.4%
Beverages - 2.5%
Monster Beverage Corp. (a)	7,965	553,169
The Coca-Cola Co.	88,869	3,435,676
		3,988,845

	Shares	Value
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	9,811	$ 734,451
Kroger Co.	24,332	1,062,092
		1,796,543
Food Products - 2.8%
Bunge Ltd.	18,098	1,438,972
Keurig Green Mountain, Inc.	6,302	665,428
Mead Johnson Nutrition Co. Class A	20,545	1,708,111
WhiteWave Foods Co. (a)	25,581	730,082
		4,542,593
Tobacco - 2.0%
Altria Group, Inc.	17,938	671,419
Lorillard, Inc.	48,880	2,643,430
		3,314,849
TOTAL CONSUMER STAPLES		13,642,830
ENERGY - 3.8%
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a)	5,500	616,550
Ensco PLC Class A	22,000	1,161,160
National Oilwell Varco, Inc.	6,708	522,352
Schlumberger Ltd.	15,356	1,497,210
		3,797,272
Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	31,382	1,063,222
Noble Energy, Inc.	8,104	575,708
Pioneer Natural Resources Co.	3,800	711,132
		2,350,062
TOTAL ENERGY		6,147,334
FINANCIALS - 7.6%
Banks - 3.8%
Bank of America Corp.	116,556	2,004,763
JPMorgan Chase & Co.	48,600	2,950,506
Wells Fargo & Co.	22,430	1,115,668
		6,070,937
Capital Markets - 0.6%
BlackRock, Inc. Class A	1,500	471,720
The Blackstone Group LP	12,168	404,586
		876,306
Consumer Finance - 1.7%
American Express Co.	9,800	882,294
Capital One Financial Corp.	24,400	1,882,704
		2,764,998
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	23,386	1,784,352
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc.	13,300	$ 705,964
TOTAL FINANCIALS		12,202,557
HEALTH CARE - 17.2%
Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (a)	5,552	844,626
Amgen, Inc.	19,159	2,363,071
Biogen Idec, Inc. (a)	5,800	1,774,046
Cubist Pharmaceuticals, Inc. (a)	26,181	1,915,140
Gilead Sciences, Inc. (a)	37,986	2,691,688
Intercept Pharmaceuticals, Inc. (a)	1,900	626,601
Pharmacyclics, Inc. (a)	2,434	243,935
Theravance, Inc. (a)(c)	6,200	191,828
Vertex Pharmaceuticals, Inc. (a)	3,200	226,304
		10,877,239
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	153,629	2,077,064
Intuitive Surgical, Inc. (a)	1,300	569,387
Novadaq Technologies, Inc. (a)	34,100	759,748
		3,406,199
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	7,700	538,846
DaVita HealthCare Partners, Inc. (a)	22,234	1,530,811
EBOS Group Ltd.	86,323	767,883
Emeritus Corp. (a)	22,010	691,994
McKesson Corp.	5,885	1,039,114
		4,568,648
Health Care Technology - 0.3%
Cerner Corp. (a)	7,682	432,113
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	600	33,552
Illumina, Inc. (a)	10,433	1,550,970
		1,584,522
Pharmaceuticals - 4.3%
AbbVie, Inc.	9,265	476,221
Actavis PLC (a)	15,161	3,120,892
Bristol-Myers Squibb Co.	36,141	1,877,525
Merck & Co., Inc.	14,400	817,488
Perrigo Co. PLC	3,981	615,701
		6,907,827
TOTAL HEALTH CARE		27,776,548
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.6%
Textron, Inc.	16,483	647,617
The Boeing Co.	18,098	2,271,118

	Shares	Value
TransDigm Group, Inc.	2,700	$ 500,040
United Technologies Corp.	21,063	2,461,001
		5,879,776
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	22,452	2,186,376
Airlines - 0.7%
American Airlines Group, Inc. (a)	29,860	1,092,876
Building Products - 0.9%
A.O. Smith Corp.	30,296	1,394,222
Electrical Equipment - 1.1%
Generac Holdings, Inc.	30,793	1,815,863
Machinery - 1.7%
Caterpillar, Inc.	10,662	1,059,483
Cummins, Inc.	5,352	797,394
Manitowoc Co., Inc.	29,014	912,490
		2,769,367
Professional Services - 0.6%
Towers Watson & Co.	9,100	1,037,855
Road & Rail - 1.5%
CSX Corp.	28,445	824,052
J.B. Hunt Transport Services, Inc.	18,710	1,345,623
Union Pacific Corp.	1,553	291,436
		2,461,111
TOTAL INDUSTRIALS		18,637,446
INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 1.7%
QUALCOMM, Inc.	34,317	2,706,239
Internet Software & Services - 10.0%
eBay, Inc. (a)	14,596	806,283
Facebook, Inc. Class A (a)	62,564	3,768,855
Google, Inc. Class A (a)	7,698	8,579,497
LinkedIn Corp. (a)	1,655	306,076
Naver Corp.	1,379	1,002,297
Tencent Holdings Ltd.	9,100	632,947
Xoom Corp. (a)	10,605	207,010
Yahoo!, Inc. (a)	22,710	815,289
		16,118,254
IT Services - 2.9%
Amdocs Ltd.	9,005	418,372
Cognizant Technology Solutions Corp. Class A (a)	12,400	627,564
MasterCard, Inc. Class A	8,400	627,480
Visa, Inc. Class A	14,300	3,086,798
		4,760,214
Semiconductors & Semiconductor Equipment - 0.8%
Cree, Inc. (a)	3,234	182,915
First Solar, Inc. (a)	3,300	230,307
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc. (a)	17,700	$ 432,057
NXP Semiconductors NV (a)	8,100	476,361
		1,321,640
Software - 6.1%
Adobe Systems, Inc. (a)	15,000	986,100
Electronic Arts, Inc. (a)	20,626	598,360
Microsoft Corp.	125,549	5,146,254
Oracle Corp.	18,870	771,972
salesforce.com, Inc. (a)	30,770	1,756,659
ServiceNow, Inc. (a)	3,600	215,712
Workday, Inc. Class A (a)	5,257	480,648
		9,955,705
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	10,257	5,505,342
EMC Corp.	38,736	1,061,754
		6,567,096
TOTAL INFORMATION TECHNOLOGY		41,429,148
MATERIALS - 3.6%
Chemicals - 2.6%
Eastman Chemical Co.	13,071	1,126,851
Monsanto Co.	18,989	2,160,379
Potash Corp. of Saskatchewan, Inc.	25,100	907,959
		4,195,189
Paper & Forest Products - 1.0%
Boise Cascade Co. (a)	56,244	1,610,828
TOTAL MATERIALS		5,806,017

	Shares	Value
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	53,452	$ 2,542,712
Wireless Telecommunication Services - 1.2%
Drillisch AG	19,800	718,489
T-Mobile U.S., Inc. (a)	6,100	201,483
Vodafone Group PLC sponsored ADR	26,314	968,618
		1,888,590
TOTAL TELECOMMUNICATION SERVICES		4,431,302
TOTAL COMMON STOCKS (Cost $130,248,254)		161,186,145
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.10% (b)	1,931,110	1,931,110
Fidelity Securities Cash Central Fund, 0.09% (b)(d)	192,200	192,200
TOTAL MONEY MARKET FUNDS (Cost $2,123,310)		2,123,310
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $132,371,564)		163,309,455
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,567,493)
NET ASSETS - 100%		$ 161,741,962
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 244
Fidelity Securities Lending Cash Central Fund	1,356
Total	$ 1,600
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $132,896,088. Net unrealized appreciation aggregated $30,413,367, of which $32,206,581 related to appreciated investment securities and $1,793,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2014

1.799879.110

VIPIDX-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
BorgWarner, Inc.	49,865	$ 3,065,202
Delphi Automotive PLC	60,996	4,139,189
Johnson Controls, Inc.	145,263	6,873,845
The Goodyear Tire & Rubber Co.	54,266	1,417,971
		15,496,207
Automobiles - 0.7%
Ford Motor Co.	862,752	13,458,931
General Motors Co.	285,182	9,815,964
Harley-Davidson, Inc.	48,139	3,206,539
		26,481,434
Distributors - 0.1%
Genuine Parts Co.	33,629	2,920,679
Diversified Consumer Services - 0.1%
Graham Holdings Co.	953	670,674
H&R Block, Inc.	59,988	1,811,038
		2,481,712
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	95,873	3,629,752
Chipotle Mexican Grill, Inc. (a)(d)	6,787	3,855,355
Darden Restaurants, Inc.	28,715	1,457,573
International Game Technology	53,968	758,790
Marriott International, Inc. Class A (d)	48,372	2,709,799
McDonald's Corp.	216,547	21,228,102
Starbucks Corp.	165,361	12,134,190
Starwood Hotels & Resorts Worldwide, Inc.	41,985	3,342,006
Wyndham Worldwide Corp.	28,032	2,052,783
Wynn Resorts Ltd.	17,713	3,934,943
Yum! Brands, Inc.	96,896	7,304,989
		62,408,282
Household Durables - 0.4%
D.R. Horton, Inc. (d)	62,290	1,348,579
Garmin Ltd. (d)	26,895	1,486,218
Harman International Industries, Inc.	14,828	1,577,699
Leggett & Platt, Inc.	30,385	991,766
Lennar Corp. Class A (d)	38,458	1,523,706
Mohawk Industries, Inc. (a)	13,360	1,816,693
Newell Rubbermaid, Inc.	61,012	1,824,259
PulteGroup, Inc.	75,072	1,440,632
Whirlpool Corp.	16,945	2,532,600
		14,542,152
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	81,380	27,385,998
Expedia, Inc.	22,373	1,622,043
Netflix, Inc. (a)	13,083	4,605,608

	Shares	Value
priceline.com, Inc. (a)	11,407	$ 13,595,889
TripAdvisor, Inc. (a)(d)	24,270	2,198,619
		49,408,157
Leisure Products - 0.1%
Hasbro, Inc. (d)	25,494	1,417,976
Mattel, Inc.	74,458	2,986,510
		4,404,486
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	46,839	790,174
CBS Corp. Class B	120,721	7,460,558
Comcast Corp. Class A	570,210	28,521,904
DIRECTV (a)	103,651	7,921,009
Discovery Communications, Inc. Class A (a)	48,654	4,023,686
Gannett Co., Inc.	49,738	1,372,769
Interpublic Group of Companies, Inc.	92,763	1,589,958
News Corp. Class A (a)	108,933	1,875,826
Omnicom Group, Inc.	56,485	4,100,811
Scripps Networks Interactive, Inc. Class A (d)	24,002	1,821,992
The Walt Disney Co.	356,451	28,541,032
Time Warner Cable, Inc.	60,695	8,326,140
Time Warner, Inc.	195,279	12,757,577
Twenty-First Century Fox, Inc. Class A	424,573	13,573,599
Viacom, Inc. Class B (non-vtg.)	87,176	7,409,088
		130,086,123
Multiline Retail - 0.6%
Dollar General Corp. (a)	64,454	3,575,908
Dollar Tree, Inc. (a)	45,523	2,375,390
Family Dollar Stores, Inc.	20,905	1,212,699
Kohl's Corp.	44,035	2,501,188
Macy's, Inc.	80,609	4,779,308
Nordstrom, Inc.	31,301	1,954,747
Target Corp.	138,276	8,367,081
		24,766,321
Specialty Retail - 2.1%
AutoNation, Inc. (a)	13,805	734,840
AutoZone, Inc. (a)(d)	7,374	3,960,575
Bed Bath & Beyond, Inc. (a)	46,580	3,204,704
Best Buy Co., Inc. (d)	59,797	1,579,239
CarMax, Inc. (a)(d)	48,833	2,285,384
GameStop Corp. Class A (d)	25,335	1,041,269
Gap, Inc.	57,949	2,321,437
Home Depot, Inc.	308,064	24,377,104
L Brands, Inc.	53,342	3,028,225
Lowe's Companies, Inc.	228,786	11,187,635
O'Reilly Automotive, Inc. (a)	23,268	3,452,739
PetSmart, Inc. (d)	22,692	1,563,252
Ross Stores, Inc.	47,015	3,363,923
Staples, Inc.	142,352	1,614,272
Tiffany & Co., Inc.	24,090	2,075,354
TJX Companies, Inc.	155,582	9,436,048
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tractor Supply Co. (d)	30,530	$ 2,156,334
Urban Outfitters, Inc. (a)	23,847	869,700
		78,252,034
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	60,724	3,015,554
Fossil Group, Inc. (a)	10,516	1,226,271
Michael Kors Holdings Ltd. (a)	39,249	3,660,754
NIKE, Inc. Class B	162,715	12,018,130
PVH Corp.	17,856	2,227,893
Ralph Lauren Corp.	12,935	2,081,630
VF Corp.	77,072	4,769,215
		28,999,447
TOTAL CONSUMER DISCRETIONARY		440,247,034
CONSUMER STAPLES - 9.5%
Beverages - 2.1%
Beam, Inc.	36,194	3,014,960
Brown-Forman Corp. Class B (non-vtg.)	35,460	3,180,407
Coca-Cola Enterprises, Inc.	51,990	2,483,042
Constellation Brands, Inc. Class A (sub. vtg.) (a)	36,589	3,108,967
Dr. Pepper Snapple Group, Inc.	43,156	2,350,276
Molson Coors Brewing Co. Class B	34,641	2,038,969
Monster Beverage Corp. (a)	29,570	2,053,637
PepsiCo, Inc.	333,055	27,810,093
The Coca-Cola Co.	828,898	32,045,197
		78,085,548
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	96,194	10,742,946
CVS Caremark Corp.	258,668	19,363,886
Kroger Co.	112,995	4,932,232
Safeway, Inc.	50,381	1,861,074
Sysco Corp.	127,968	4,623,484
Wal-Mart Stores, Inc.	353,929	27,050,793
Walgreen Co.	191,231	12,626,983
Whole Foods Market, Inc.	81,372	4,126,374
		85,327,772
Food Products - 1.6%
Archer Daniels Midland Co.	144,026	6,249,288
Campbell Soup Co.	39,122	1,755,795
ConAgra Foods, Inc.	91,968	2,853,767
General Mills, Inc.	136,624	7,079,856
Hormel Foods Corp.	29,453	1,451,149
Kellogg Co.	56,177	3,522,860
Keurig Green Mountain, Inc.	28,253	2,983,234
Kraft Foods Group, Inc.	130,449	7,318,189
McCormick & Co., Inc. (non-vtg.)	28,693	2,058,436
Mead Johnson Nutrition Co. Class A	44,115	3,667,721
Mondelez International, Inc.	372,106	12,856,262

	Shares	Value
The Hershey Co.	32,803	$ 3,424,633
The J.M. Smucker Co.	22,683	2,205,695
Tyson Foods, Inc. Class A	58,808	2,588,140
		60,015,025
Household Products - 1.9%
Clorox Co. (d)	28,420	2,501,244
Colgate-Palmolive Co.	190,977	12,388,678
Kimberly-Clark Corp.	82,998	9,150,530
Procter & Gamble Co.	593,149	47,807,809
		71,848,261
Personal Products - 0.2%
Avon Products, Inc.	94,932	1,389,804
Estee Lauder Companies, Inc. Class A	55,912	3,739,395
		5,129,199
Tobacco - 1.4%
Altria Group, Inc.	435,958	16,317,908
Lorillard, Inc.	79,236	4,285,083
Philip Morris International, Inc.	346,778	28,390,715
Reynolds American, Inc.	68,128	3,639,398
		52,633,104
TOTAL CONSUMER STAPLES		353,038,909
ENERGY - 10.0%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	95,640	6,218,513
Cameron International Corp. (a)	47,423	2,929,319
Diamond Offshore Drilling, Inc. (d)	15,208	741,542
Ensco PLC Class A	51,091	2,696,583
FMC Technologies, Inc. (a)	51,630	2,699,733
Halliburton Co.	186,136	10,961,549
Helmerich & Payne, Inc. (d)	23,524	2,530,241
Nabors Industries Ltd.	57,081	1,407,047
National Oilwell Varco, Inc.	93,745	7,299,923
Noble Corp.	55,596	1,820,213
Rowan Companies PLC (a)	27,179	915,389
Schlumberger Ltd.	285,992	27,884,220
Transocean Ltd. (United States) (d)	74,239	3,069,040
		71,173,312
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	110,204	9,340,891
Apache Corp.	86,350	7,162,733
Cabot Oil & Gas Corp.	92,369	3,129,462
Chesapeake Energy Corp.	110,763	2,837,748
Chevron Corp.	417,642	49,661,810
ConocoPhillips Co.	268,223	18,869,488
CONSOL Energy, Inc.	50,132	2,002,773
Denbury Resources, Inc. (d)	77,875	1,277,150
Devon Energy Corp.	83,776	5,607,128
EOG Resources, Inc.	59,748	11,720,765
EQT Corp.	33,009	3,200,883
Exxon Mobil Corp.	945,316	92,338,467
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	59,779	$ 4,954,484
Kinder Morgan Holding Co. LLC	146,556	4,761,604
Marathon Oil Corp.	152,464	5,415,521
Marathon Petroleum Corp.	64,439	5,608,771
Murphy Oil Corp.	37,669	2,367,873
Newfield Exploration Co. (a)	29,821	935,187
Noble Energy, Inc.	78,733	5,593,192
Occidental Petroleum Corp.	173,859	16,567,024
ONEOK, Inc.	45,461	2,693,564
Peabody Energy Corp. (d)	59,349	969,763
Phillips 66 Co.	128,549	9,905,986
Pioneer Natural Resources Co.	31,265	5,850,932
QEP Resources, Inc.	39,231	1,154,961
Range Resources Corp.	35,808	2,970,990
Southwestern Energy Co. (a)	77,207	3,552,294
Spectra Energy Corp.	146,607	5,415,663
Tesoro Corp.	28,833	1,458,661
The Williams Companies, Inc.	149,723	6,075,759
Valero Energy Corp.	116,492	6,185,725
		299,587,252
TOTAL ENERGY		370,760,564
FINANCIALS - 16.1%
Banks - 6.2%
Bank of America Corp.	2,311,890	39,764,508
BB&T Corp.	155,515	6,247,038
Citigroup, Inc.	664,257	31,618,633
Comerica, Inc.	39,830	2,063,194
Fifth Third Bancorp	186,265	4,274,782
Huntington Bancshares, Inc.	181,837	1,812,915
JPMorgan Chase & Co.	828,407	50,292,589
KeyCorp	194,565	2,770,606
M&T Bank Corp. (d)	28,665	3,477,065
PNC Financial Services Group, Inc.	116,832	10,164,384
Regions Financial Corp.	310,540	3,450,099
SunTrust Banks, Inc.	116,965	4,654,037
U.S. Bancorp	398,702	17,088,368
Wells Fargo & Co.	1,047,486	52,101,954
Zions Bancorporation	40,442	1,252,893
		231,033,065
Capital Markets - 2.1%
Ameriprise Financial, Inc.	41,755	4,595,973
Bank of New York Mellon Corp.	248,304	8,762,648
BlackRock, Inc. Class A	27,483	8,642,854
Charles Schwab Corp.	255,668	6,987,406
E*TRADE Financial Corp. (a)	63,062	1,451,687
Franklin Resources, Inc.	88,323	4,785,340
Goldman Sachs Group, Inc.	92,111	15,092,387
Invesco Ltd.	94,756	3,505,972
Legg Mason, Inc.	22,929	1,124,438

	Shares	Value
Morgan Stanley	306,861	$ 9,564,857
Northern Trust Corp.	48,799	3,199,262
State Street Corp.	94,425	6,567,259
T. Rowe Price Group, Inc.	57,331	4,721,208
		79,001,291
Consumer Finance - 1.0%
American Express Co.	199,905	17,997,447
Capital One Financial Corp.	125,309	9,668,842
Discover Financial Services	103,013	5,994,326
SLM Corp.	93,782	2,295,783
		35,956,398
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	393,809	49,214,311
CME Group, Inc.	69,031	5,108,984
IntercontinentalExchange Group, Inc.	25,149	4,975,227
Leucadia National Corp.	68,506	1,918,168
McGraw Hill Financial, Inc.	59,284	4,523,369
Moody's Corp.	41,139	3,263,145
The NASDAQ OMX Group, Inc.	25,574	944,704
		69,947,908
Insurance - 2.8%
ACE Ltd.	73,647	7,295,472
AFLAC, Inc.	99,714	6,285,971
Allstate Corp.	97,808	5,533,977
American International Group, Inc.	320,280	16,017,203
Aon PLC	65,869	5,551,439
Assurant, Inc.	15,673	1,018,118
Cincinnati Financial Corp.	32,192	1,566,463
Genworth Financial, Inc. Class A (a)	108,365	1,921,311
Hartford Financial Services Group, Inc.	97,642	3,443,833
Lincoln National Corp.	57,687	2,923,000
Loews Corp.	66,951	2,949,192
Marsh & McLennan Companies, Inc.	119,963	5,914,176
MetLife, Inc.	245,785	12,977,448
Principal Financial Group, Inc.	60,123	2,765,057
Progressive Corp.	119,806	2,901,701
Prudential Financial, Inc.	101,286	8,573,860
The Chubb Corp.	53,727	4,797,821
The Travelers Companies, Inc.	77,075	6,559,083
Torchmark Corp.	19,373	1,524,655
Unum Group	56,757	2,004,090
XL Group PLC Class A	60,390	1,887,188
		104,411,058
Real Estate Investment Trusts - 2.1%
American Tower Corp.	86,414	7,074,714
Apartment Investment & Management Co. Class A	31,961	965,861
AvalonBay Communities, Inc.	26,613	3,494,819
Boston Properties, Inc.	33,472	3,833,548
Crown Castle International Corp.	73,080	5,391,842
Equity Residential (SBI)	73,461	4,260,003
General Growth Properties, Inc.	114,055	2,509,210
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	100,011	$ 3,879,427
Health Care REIT, Inc.	63,434	3,780,666
Host Hotels & Resorts, Inc.	165,545	3,350,631
Kimco Realty Corp.	89,642	1,961,367
Plum Creek Timber Co., Inc.	38,741	1,628,672
Prologis, Inc.	109,296	4,462,556
Public Storage	31,629	5,329,170
Simon Property Group, Inc.	68,747	11,274,508
The Macerich Co.	30,747	1,916,461
Ventas, Inc.	64,377	3,899,315
Vornado Realty Trust	38,103	3,755,432
Weyerhaeuser Co.	127,878	3,753,219
		76,521,421
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	61,001	1,673,257
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	104,037	1,022,684
People's United Financial, Inc. (d)	67,870	1,009,227
		2,031,911
TOTAL FINANCIALS		600,576,309
HEALTH CARE - 13.1%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	43,277	6,583,730
Amgen, Inc.	165,166	20,371,574
Biogen Idec, Inc. (a)	51,714	15,817,761
Celgene Corp. (a)	88,821	12,399,412
Gilead Sciences, Inc. (a)	336,509	23,845,028
Regeneron Pharmaceuticals, Inc. (a)(d)	17,228	5,173,224
Vertex Pharmaceuticals, Inc. (a)	51,578	3,647,596
		87,838,325
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	337,563	12,999,551
Baxter International, Inc.	118,828	8,743,364
Becton, Dickinson & Co.	42,225	4,943,703
Boston Scientific Corp. (a)	289,681	3,916,487
C.R. Bard, Inc.	16,971	2,511,369
CareFusion Corp. (a)	45,586	1,833,469
Covidien PLC	98,605	7,263,244
DENTSPLY International, Inc.	31,023	1,428,299
Edwards Lifesciences Corp. (a)(d)	23,460	1,740,028
Intuitive Surgical, Inc. (a)	8,350	3,657,217
Medtronic, Inc.	218,939	13,473,506
St. Jude Medical, Inc.	62,085	4,059,738
Stryker Corp.	64,477	5,252,941
Varian Medical Systems, Inc. (a)(d)	22,653	1,902,625
Zimmer Holdings, Inc.	37,040	3,503,243
		77,228,784
Health Care Providers & Services - 2.1%
Aetna, Inc.	79,344	5,948,420
AmerisourceBergen Corp.	50,140	3,288,683
Cardinal Health, Inc.	75,011	5,249,270
Cigna Corp.	59,845	5,010,822

	Shares	Value
DaVita HealthCare Partners, Inc. (a)	38,711	$ 2,665,252
Express Scripts Holding Co. (a)(d)	169,765	12,747,654
Humana, Inc.	33,697	3,798,326
Laboratory Corp. of America Holdings (a)(d)	18,660	1,832,599
McKesson Corp.	50,343	8,889,064
Patterson Companies, Inc.	17,960	750,010
Quest Diagnostics, Inc.	31,569	1,828,476
Tenet Healthcare Corp. (a)(d)	21,218	908,343
UnitedHealth Group, Inc.	216,396	17,742,308
WellPoint, Inc.	61,791	6,151,294
		76,810,521
Health Care Technology - 0.1%
Cerner Corp. (a)	64,708	3,639,825
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	72,939	4,078,749
PerkinElmer, Inc.	24,687	1,112,396
Thermo Fisher Scientific, Inc.	85,709	10,305,650
Waters Corp. (a)	18,633	2,020,004
		17,516,799
Pharmaceuticals - 6.0%
AbbVie, Inc.	347,505	17,861,757
Actavis PLC (a)	38,108	7,844,532
Allergan, Inc.	65,293	8,102,861
Bristol-Myers Squibb Co.	359,652	18,683,921
Eli Lilly & Co.	215,555	12,687,567
Forest Laboratories, Inc. (a)	52,171	4,813,818
Hospira, Inc. (a)	36,415	1,574,949
Johnson & Johnson	618,852	60,789,832
Merck & Co., Inc.	643,292	36,519,687
Mylan, Inc. (a)	81,360	3,972,809
Perrigo Co. PLC	29,259	4,525,197
Pfizer, Inc.	1,396,331	44,850,152
Zoetis, Inc. Class A	109,382	3,165,515
		225,392,597
TOTAL HEALTH CARE		488,426,851
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.7%
General Dynamics Corp.	71,127	7,747,153
Honeywell International, Inc.	171,537	15,911,772
L-3 Communications Holdings, Inc.	18,780	2,218,857
Lockheed Martin Corp.	59,066	9,641,934
Northrop Grumman Corp.	47,413	5,849,816
Precision Castparts Corp.	31,770	8,030,185
Raytheon Co.	68,802	6,796,950
Rockwell Collins, Inc.	29,574	2,356,161
Textron, Inc.	61,800	2,428,122
The Boeing Co.	149,617	18,775,437
United Technologies Corp.	184,200	21,521,928
		101,278,315
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (d)	32,477	$ 1,701,470
Expeditors International of Washington, Inc.	44,332	1,756,877
FedEx Corp.	60,769	8,055,539
United Parcel Service, Inc. Class B	155,460	15,138,695
		26,652,581
Airlines - 0.3%
Delta Air Lines, Inc.	185,811	6,438,351
Southwest Airlines Co.	153,568	3,625,740
		10,064,091
Building Products - 0.1%
Allegion PLC	19,630	1,024,097
Masco Corp.	77,967	1,731,647
		2,755,744
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	40,101	1,201,025
Cintas Corp.	22,023	1,312,791
Iron Mountain, Inc.	37,285	1,027,947
Pitney Bowes, Inc. (d)	44,307	1,151,539
Republic Services, Inc.	59,166	2,021,111
Stericycle, Inc. (a)	18,629	2,116,627
Tyco International Ltd.	100,697	4,269,553
Waste Management, Inc.	94,567	3,978,434
		17,079,027
Construction & Engineering - 0.2%
Fluor Corp.	35,078	2,726,613
Jacobs Engineering Group, Inc. (a)	28,855	1,832,293
Quanta Services, Inc. (a)	47,636	1,757,768
		6,316,674
Electrical Equipment - 0.7%
AMETEK, Inc.	53,611	2,760,430
Eaton Corp. PLC	103,977	7,810,752
Emerson Electric Co.	153,786	10,272,905
Rockwell Automation, Inc.	30,360	3,781,338
Roper Industries, Inc.	21,777	2,907,447
		27,532,872
Industrial Conglomerates - 2.3%
3M Co.	137,722	18,683,367
Danaher Corp.	131,408	9,855,600
General Electric Co.	2,194,852	56,824,718
		85,363,685
Machinery - 1.7%
Caterpillar, Inc. (d)	139,530	13,865,096
Cummins, Inc.	37,980	5,658,640
Deere & Co.	80,876	7,343,541
Dover Corp.	37,193	3,040,528
Flowserve Corp.	30,099	2,357,956
Illinois Tool Works, Inc.	85,509	6,954,447
Ingersoll-Rand PLC	56,566	3,237,838
Joy Global, Inc. (d)	21,906	1,270,548

	Shares	Value
PACCAR, Inc.	77,507	$ 5,227,072
Pall Corp.	24,015	2,148,622
Parker Hannifin Corp.	32,624	3,905,419
Pentair Ltd.	43,174	3,425,425
Snap-On, Inc.	12,715	1,442,898
Stanley Black & Decker, Inc.	34,040	2,765,410
Xylem, Inc.	40,401	1,471,404
		64,114,844
Professional Services - 0.2%
Dun & Bradstreet Corp.	8,225	817,154
Equifax, Inc.	26,698	1,816,265
Nielsen Holdings B.V.	62,161	2,774,245
Robert Half International, Inc.	30,072	1,261,520
		6,669,184
Road & Rail - 0.9%
CSX Corp.	220,421	6,385,596
Kansas City Southern	24,118	2,461,483
Norfolk Southern Corp.	67,753	6,583,559
Ryder System, Inc.	11,682	933,625
Union Pacific Corp.	99,549	18,681,365
		35,045,628
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	59,729	2,945,834
W.W. Grainger, Inc. (d)	13,395	3,384,381
		6,330,215
TOTAL INDUSTRIALS		389,202,860
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,126,896	25,253,739
F5 Networks, Inc. (a)(d)	16,504	1,759,822
Harris Corp.	23,363	1,709,237
Juniper Networks, Inc. (a)	109,625	2,823,940
Motorola Solutions, Inc.	49,427	3,177,662
QUALCOMM, Inc.	369,941	29,173,547
		63,897,947
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	34,608	3,171,823
Corning, Inc. (d)	304,542	6,340,564
FLIR Systems, Inc.	30,819	1,109,484
Jabil Circuit, Inc.	41,054	738,972
TE Connectivity Ltd.	89,742	5,403,366
		16,764,209
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	39,057	2,273,508
eBay, Inc. (a)	254,897	14,080,510
Facebook, Inc. Class A (a)	373,715	22,512,592
Google, Inc. Class A (a)	61,752	68,823,222
VeriSign, Inc. (a)(d)	27,486	1,481,770
Yahoo!, Inc. (a)	205,358	7,372,352
		116,543,954
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 3.5%
Accenture PLC Class A	139,348	$ 11,108,823
Alliance Data Systems Corp. (a)	11,632	3,169,138
Automatic Data Processing, Inc.	105,404	8,143,513
Cognizant Technology Solutions Corp. Class A (a)	132,880	6,725,057
Computer Sciences Corp.	31,872	1,938,455
Fidelity National Information Services, Inc.	63,587	3,398,725
Fiserv, Inc. (a)	55,672	3,156,046
IBM Corp.	214,136	41,219,039
MasterCard, Inc. Class A	223,229	16,675,206
Paychex, Inc.	70,911	3,020,809
Teradata Corp. (a)(d)	34,827	1,713,140
The Western Union Co. (d)	119,867	1,961,024
Total System Services, Inc.	36,164	1,099,747
Visa, Inc. Class A	110,888	23,936,284
Xerox Corp.	243,666	2,753,426
		130,018,432
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	69,470	2,517,593
Analog Devices, Inc.	68,369	3,633,129
Applied Materials, Inc.	264,934	5,409,952
Broadcom Corp. Class A	120,745	3,801,053
First Solar, Inc. (a)(d)	15,456	1,078,674
Intel Corp.	1,087,677	28,072,943
KLA-Tencor Corp.	36,440	2,519,462
Lam Research Corp. (a)	35,508	1,952,940
Linear Technology Corp.	51,610	2,512,891
LSI Corp.	122,141	1,352,101
Microchip Technology, Inc. (d)	43,563	2,080,569
Micron Technology, Inc. (a)	232,079	5,490,989
NVIDIA Corp.	121,246	2,171,516
Texas Instruments, Inc.	237,183	11,183,178
Xilinx, Inc.	58,377	3,168,120
		76,945,110
Software - 3.5%
Adobe Systems, Inc. (a)	101,615	6,680,170
Autodesk, Inc. (a)	49,699	2,444,197
CA Technologies, Inc.	70,527	2,184,221
Citrix Systems, Inc. (a)	40,198	2,308,571
Electronic Arts, Inc. (a)	67,726	1,964,731
Intuit, Inc.	61,978	4,817,550
Microsoft Corp.	1,652,442	67,733,598
Oracle Corp.	757,568	30,992,107
Red Hat, Inc. (a)	41,463	2,196,710
salesforce.com, Inc. (a)	122,788	7,009,967
Symantec Corp.	151,285	3,021,161
		131,352,983
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	195,132	104,735,145
EMC Corp.	443,128	12,146,138
Hewlett-Packard Co.	414,577	13,415,712
NetApp, Inc.	72,470	2,674,143
SanDisk Corp.	49,332	4,005,265
Seagate Technology	71,919	4,038,971
Western Digital Corp.	45,999	4,223,628
		145,239,002
TOTAL INFORMATION TECHNOLOGY		680,761,637

	Shares	Value
MATERIALS - 3.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	46,306	$ 5,512,266
Airgas, Inc.	14,562	1,550,999
CF Industries Holdings, Inc.	12,134	3,162,606
E.I. du Pont de Nemours & Co.	202,800	13,607,880
Eastman Chemical Co.	33,354	2,875,448
Ecolab, Inc.	59,216	6,394,736
FMC Corp.	29,070	2,225,599
International Flavors & Fragrances, Inc.	17,779	1,700,917
LyondellBasell Industries NV Class A	94,455	8,400,828
Monsanto Co.	114,822	13,063,299
PPG Industries, Inc.	30,301	5,862,031
Praxair, Inc.	64,310	8,422,681
Sherwin-Williams Co.	18,650	3,676,475
Sigma Aldrich Corp.	26,132	2,440,206
The Dow Chemical Co.	265,975	12,923,725
The Mosaic Co.	74,165	3,708,250
		95,527,946
Construction Materials - 0.1%
Vulcan Materials Co.	28,562	1,897,945
Containers & Packaging - 0.2%
Avery Dennison Corp.	21,001	1,064,121
Ball Corp.	30,745	1,685,133
Bemis Co., Inc.	22,248	873,012
MeadWestvaco Corp.	38,189	1,437,434
Owens-Illinois, Inc. (a)	36,043	1,219,335
Sealed Air Corp.	42,921	1,410,813
		7,689,848
Metals & Mining - 0.5%
Alcoa, Inc. (d)	235,755	3,034,167
Allegheny Technologies, Inc.	23,615	889,813
Cliffs Natural Resources, Inc. (d)	33,489	685,185
Freeport-McMoRan Copper & Gold, Inc.	227,165	7,512,347
Newmont Mining Corp.	108,925	2,553,202
Nucor Corp.	69,646	3,519,909
United States Steel Corp. (d)	31,652	873,912
		19,068,535
Paper & Forest Products - 0.1%
International Paper Co.	95,992	4,404,113
TOTAL MATERIALS		128,588,387
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	1,139,052	$ 39,946,554
CenturyLink, Inc. (d)	126,434	4,152,093
Frontier Communications Corp. (d)	218,661	1,246,368
Verizon Communications, Inc.	905,918	43,094,519
Windstream Holdings, Inc. (d)	130,382	1,074,348
		89,513,882
UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	106,706	5,405,726
Duke Energy Corp.	154,544	11,006,624
Edison International	71,275	4,034,878
Entergy Corp.	39,063	2,611,362
Exelon Corp.	187,570	6,294,849
FirstEnergy Corp.	91,602	3,117,216
NextEra Energy, Inc.	95,245	9,107,327
Northeast Utilities	69,005	3,139,728
Pepco Holdings, Inc.	54,803	1,122,365
Pinnacle West Capital Corp.	24,106	1,317,634
PPL Corp.	137,976	4,572,525
Southern Co.	194,246	8,535,169
Xcel Energy, Inc.	109,006	3,309,422
		63,574,825
Gas Utilities - 0.0%
AGL Resources, Inc.	26,011	1,273,499
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	71,145	2,262,411
The AES Corp.	144,114	2,057,948
		4,320,359
Multi-Utilities - 1.2%
Ameren Corp.	53,079	2,186,855
CenterPoint Energy, Inc.	93,814	2,222,454
CMS Energy Corp.	58,348	1,708,429
Consolidated Edison, Inc. (d)	64,075	3,437,624
Dominion Resources, Inc.	127,205	9,030,283
DTE Energy Co.	38,739	2,877,920

	Shares	Value
Integrys Energy Group, Inc.	17,493	$ 1,043,457
NiSource, Inc.	68,689	2,440,520
PG&E Corp.	100,119	4,325,141
Public Service Enterprise Group, Inc.	110,729	4,223,204
SCANA Corp.	30,877	1,584,608
Sempra Energy	49,722	4,811,101
TECO Energy, Inc. (d)	44,842	769,040
Wisconsin Energy Corp. (d)	49,428	2,300,873
		42,961,509
TOTAL UTILITIES		112,130,192
TOTAL COMMON STOCKS (Cost $1,755,582,567)		3,653,246,625
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 4/3/14 to 9/18/14 (e) (Cost $3,499,250)	$ 3,500,000	3,499,509
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	62,579,255	62,579,255
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	117,867,328	117,867,328
TOTAL MONEY MARKET FUNDS (Cost $180,446,583)		180,446,583
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,939,528,400)		3,837,192,717
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(115,027,234)
NET ASSETS - 100%		$ 3,722,165,483
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
130 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 12,119,900	$ 101,956
126 CME S&P 500 Index Contracts (United States)	June 2014	58,734,900	518,809
TOTAL EQUITY INDEX CONTRACTS		$ 70,854,800	$ 620,765

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,484,513.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,851
Fidelity Securities Lending Cash Central Fund	32,591
Total	$ 44,442
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 440,247,034	$ 440,247,034	$ -	$ -
Consumer Staples	353,038,909	353,038,909	-	-
Energy	370,760,564	370,760,564	-	-
Financials	600,576,309	600,576,309	-	-
Health Care	488,426,851	488,426,851	-	-
Industrials	389,202,860	389,202,860	-	-
Information Technology	680,761,637	680,761,637	-	-
Materials	128,588,387	128,588,387	-	-
Telecommunication Services	89,513,882	89,513,882	-	-
Utilities	112,130,192	112,130,192	-	-
U.S. Government and Government Agency Obligations	3,499,509	-	3,499,509	-
Money Market Funds	180,446,583	180,446,583	-	-
Total Investments in Securities:	$ 3,837,192,717	$ 3,833,693,208	$ 3,499,509	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 620,765	$ 620,765	$ -	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,943,343,751. Net unrealized appreciation aggregated $1,893,848,966, of which $2,007,779,005 related to appreciated investment securities and $113,930,039 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2014

1.799865.110

VIPCON-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	2,669,660	$ 80,597,035
Hotels, Restaurants & Leisure - 3.0%
Extended Stay America, Inc. unit	3,678,845	83,767,301
Marriott International, Inc. Class A	351,600	19,696,632
McDonald's Corp.	1,833,621	179,749,867
Panera Bread Co. Class A (a)	272,000	47,999,840
Wynn Resorts Ltd.	407,259	90,472,587
Yum! Brands, Inc.	2,035,096	153,425,887
		575,112,114
Internet & Catalog Retail - 0.6%
Groupon, Inc. Class A (a)	800	6,272
Liberty Interactive Corp. Series A (a)	4,004,492	115,609,684
		115,615,956
Media - 4.9%
Comcast Corp. Class A	590,106	29,517,102
DIRECTV (a)	1,781,679	136,155,909
Legend Pictures LLC (a)(f)(g)	2,062	3,717,786
The Madison Square Garden Co. Class A (a)	1,550,278	88,024,785
The Walt Disney Co.	2,401,699	192,304,039
Time Warner, Inc.	2,400,718	156,838,907
Twenty-First Century Fox, Inc. Class A	6,056,369	193,622,117
Viacom, Inc. Class B (non-vtg.)	1,518,298	129,040,147
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	4,312,125
		933,532,917
Multiline Retail - 1.4%
Dollar General Corp. (a)	1,938,620	107,554,638
Target Corp.	2,603,395	157,531,431
		265,086,069
Specialty Retail - 0.8%
TJX Companies, Inc.	2,315,922	140,460,669
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	442,999	51,658,113
lululemon athletica, Inc. (a)(d)	975,262	51,289,029
Oxford Industries, Inc.	304,571	23,817,452
		126,764,594
TOTAL CONSUMER DISCRETIONARY		2,237,169,354
CONSUMER STAPLES - 9.5%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	260,871	27,473,714
Coca-Cola Icecek A/S	328,515	7,906,960
Diageo PLC sponsored ADR	290,642	36,211,087
Embotelladora Andina SA sponsored ADR	316,127	6,701,892
Pernod Ricard SA	345,179	40,182,779

	Shares	Value
Remy Cointreau SA	438,443	$ 35,184,223
The Coca-Cola Co.	6,263,406	242,143,276
		395,803,931
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	2,190,864	164,008,079
Kroger Co.	2,748,682	119,979,969
Sysco Corp.	986,696	35,649,326
Wal-Mart Stores, Inc.	1,023,891	78,255,989
		397,893,363
Food Products - 1.0%
Bunge Ltd.	438,812	34,889,942
ConAgra Foods, Inc.	1,003,109	31,126,472
Keurig Green Mountain, Inc.	301,619	31,847,950
Mead Johnson Nutrition Co. Class A	853,789	70,984,017
Nestle SA	308,911	23,251,625
		192,100,006
Household Products - 1.9%
Procter & Gamble Co.	4,416,884	356,000,850
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	119,308	9,884,668
Tobacco - 2.3%
Altria Group, Inc.	4,142,554	155,055,796
British American Tobacco PLC sponsored ADR	2,285,179	254,637,496
Philip Morris International, Inc.	311,813	25,528,130
Souza Cruz SA	989,700	8,985,377
		444,206,799
TOTAL CONSUMER STAPLES		1,795,889,617
ENERGY - 10.2%
Energy Equipment & Services - 1.7%
C&J Energy Services, Inc. (a)(d)	954,039	27,819,777
Dresser-Rand Group, Inc. (a)	472,500	27,598,725
Dril-Quip, Inc. (a)	303,592	34,032,663
FMC Technologies, Inc. (a)	950,429	49,697,932
Halliburton Co.	2,096,482	123,461,825
Ocean Rig UDW, Inc. (United States) (a)	773,900	13,767,681
Oceaneering International, Inc.	502,462	36,106,919
Pacific Drilling SA (a)	1,152,269	12,536,687
		325,022,209
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	1,594,852	135,179,656
BG Group PLC	1,334,136	24,855,489
Bill Barrett Corp. (a)(d)	533,400	13,655,040
Cabot Oil & Gas Corp.	2,199,335	74,513,470
Carrizo Oil & Gas, Inc. (a)	446,898	23,891,167
Chevron Corp.	1,984,700	236,000,677
ConocoPhillips Co.	1,955,129	137,543,325
Continental Resources, Inc. (a)	347,693	43,207,809
EOG Resources, Inc.	553,587	108,597,162
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	3,074,202	$ 300,288,051
Kinder Morgan Holding Co. LLC	1,185,500	38,516,895
Laredo Petroleum Holdings, Inc. (a)	605,466	15,657,351
Marathon Oil Corp.	1,085,128	38,543,747
Noble Energy, Inc.	860,300	61,115,712
ONEOK, Inc.	650,241	38,526,779
Peabody Energy Corp.	1,735,080	28,351,207
Phillips 66 Co.	1,664,639	128,277,081
Phillips 66 Partners LP	452,459	21,975,934
Spectra Energy Corp.	1,424,200	52,609,948
Suncor Energy, Inc.	723,195	25,257,855
Valero Energy Partners LP	739,400	29,272,846
Whiting Petroleum Corp. (a)	456,900	31,704,291
		1,607,541,492
TOTAL ENERGY		1,932,563,701
FINANCIALS - 16.1%
Banks - 6.8%
Bank of America Corp.	17,917,514	308,181,241
Barclays PLC	5,563,969	21,652,095
Citigroup, Inc.	2,058,650	97,991,740
Erste Group Bank AG	392,427	13,407,551
Huntington Bancshares, Inc.	8,181,281	81,567,372
JPMorgan Chase & Co.	6,818,106	413,927,215
Mitsubishi UFJ Financial Group, Inc.	1,386,600	7,635,708
Societe Generale Series A	524,698	32,315,018
SunTrust Banks, Inc.	1,234,525	49,121,750
Synovus Financial Corp.	6,140,561	20,816,502
U.S. Bancorp	5,707,144	244,608,192
		1,291,224,384
Capital Markets - 2.1%
Ameriprise Financial, Inc.	646,343	71,142,974
BlackRock, Inc. Class A	219,113	68,906,656
Carlyle Group LP	214,600	7,541,044
Credit Suisse Group AG	169,898	5,499,272
E*TRADE Financial Corp. (a)	2,024,678	46,608,088
Evercore Partners, Inc. Class A	317,600	17,547,400
Invesco Ltd.	1,392,457	51,520,909
Morgan Stanley	509,547	15,882,580
Northern Trust Corp.	400,564	26,260,976
Oaktree Capital Group LLC Class A	796,274	46,311,296
The Blackstone Group LP	1,215,137	40,403,305
		397,624,500
Consumer Finance - 2.5%
Capital One Financial Corp.	4,538,448	350,186,648
Discover Financial Services	869,826	50,615,175

	Shares	Value
Santander Consumer U.S.A. Holdings, Inc.	395,700	$ 9,528,456
SLM Corp.	2,155,576	52,768,500
		463,098,779
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	379,200	47,388,624
IntercontinentalExchange Group, Inc.	439,609	86,967,848
KBC Ancora (a)(d)	401,778	15,420,774
McGraw Hill Financial, Inc.	71,400	5,447,820
		155,225,066
Insurance - 2.2%
Direct Line Insurance Group PLC	10,327,900	40,893,126
esure Group PLC	3,183,114	14,842,920
Fairfax Financial Holdings Ltd. (sub. vtg.)	80,900	35,126,187
Marsh & McLennan Companies, Inc.	1,639,470	80,825,871
MetLife, Inc.	2,420,887	127,822,834
The Travelers Companies, Inc.	1,227,341	104,446,719
		403,957,657
Real Estate Investment Trusts - 1.3%
Altisource Residential Corp. Class B	2,258,682	71,284,004
American Tower Corp.	694,157	56,830,634
Boston Properties, Inc.	397,000	45,468,410
Equity Lifestyle Properties, Inc.	630,824	25,642,996
Piedmont Office Realty Trust, Inc. Class A	1,084,487	18,598,952
Senior Housing Properties Trust (SBI)	284,712	6,397,479
Sun Communities, Inc.	721,269	32,522,019
		256,744,494
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,244,189	61,558,104
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	327,647	12,837,209
TOTAL FINANCIALS		3,042,270,193
HEALTH CARE - 13.1%
Biotechnology - 3.2%
Actelion Ltd.	323,441	30,622,716
Alexion Pharmaceuticals, Inc. (a)	654,832	99,619,592
Amgen, Inc.	1,318,420	162,613,923
Biogen Idec, Inc. (a)	465,531	142,391,967
Gilead Sciences, Inc. (a)	2,441,361	172,994,840
		608,243,038
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	8,666,349	117,169,038
Covidien PLC	1,386,690	102,143,585
Edwards Lifesciences Corp. (a)	339,642	25,191,247
Quidel Corp. (a)(d)	674,458	18,412,703
Stryker Corp.	276,054	22,490,119
The Cooper Companies, Inc.	393,920	54,108,851
		339,515,543
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Brookdale Senior Living, Inc. (a)	692,433	$ 23,203,430
Cigna Corp.	1,253,826	104,982,851
HCA Holdings, Inc. (a)	469,214	24,633,735
Henry Schein, Inc. (a)	482,841	57,636,730
McKesson Corp.	654,200	115,512,094
		325,968,840
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	361,900	20,237,448
Fluidigm Corp. (a)(g)	312,345	13,765,044
Illumina, Inc. (a)	59,598	8,859,839
Thermo Fisher Scientific, Inc.	1,030,213	123,872,811
		166,735,142
Pharmaceuticals - 5.5%
AbbVie, Inc.	2,600,621	133,671,919
Actavis PLC (a)	671,152	138,156,639
Bristol-Myers Squibb Co.	2,876,305	149,424,045
Merck & Co., Inc.	1,701,905	96,617,147
Perrigo Co. PLC	452,218	69,940,036
Pfizer, Inc.	6,092,226	195,682,299
Roche Holding AG (participation certificate)	193,815	58,292,531
Salix Pharmaceuticals Ltd. (a)	451,131	46,741,683
Shire PLC	1,033,074	51,142,631
Teva Pharmaceutical Industries Ltd. sponsored ADR	586,200	30,974,808
Valeant Pharmaceuticals International (Canada) (a)	291,781	38,386,819
Zoetis, Inc. Class A	1,062,753	30,756,072
		1,039,786,629
TOTAL HEALTH CARE		2,480,249,192
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	1,786,072	165,676,039
TransDigm Group, Inc.	571,363	105,816,428
United Technologies Corp.	1,517,434	177,296,989
		448,789,456
Air Freight & Logistics - 0.6%
FedEx Corp.	795,292	105,423,908
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,504,252	45,654,048
Electrical Equipment - 3.0%
AMETEK, Inc.	2,758,049	142,011,943
Eaton Corp. PLC	1,772,157	133,124,434
Hubbell, Inc. Class B	992,253	118,941,367
Roper Industries, Inc.	1,267,804	169,264,512
		563,342,256

	Shares	Value
Industrial Conglomerates - 1.2%
Danaher Corp.	3,110,821	$ 233,311,575
Machinery - 0.7%
Cummins, Inc.	808,192	120,412,526
Ingersoll-Rand PLC	313,649	17,953,269
		138,365,795
Professional Services - 0.8%
Verisk Analytics, Inc. (a)	2,337,728	140,170,171
WageWorks, Inc. (a)	48,400	2,715,724
		142,885,895
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	2,080,433	149,624,741
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	458,920	115,950,727
TOTAL INDUSTRIALS		1,943,348,401
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	3,532,839	79,170,922
Juniper Networks, Inc. (a)	1,836,715	47,313,778
Polycom, Inc. (a)	819,838	11,248,177
QUALCOMM, Inc.	1,562,935	123,253,054
		260,985,931
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	1,356,664	81,684,739
Internet Software & Services - 5.9%
ChannelAdvisor Corp. (a)	424,879	16,034,933
Cvent, Inc.	1,464,613	52,945,760
Demandware, Inc. (a)	111,660	7,152,940
eBay, Inc. (a)	2,294,916	126,771,160
Endurance International Group Holdings, Inc.	1,339,332	17,424,709
Facebook, Inc. Class A (a)	2,355,476	141,893,874
Google, Inc. Class A (a)	474,884	529,262,967
Halogen Software, Inc.	459,900	4,056,106
Millennial Media, Inc. (a)(d)	683,178	4,727,592
Millennial Media, Inc.	1,144,315	7,126,794
Millennial Media, Inc.	222,043	2
Naver Corp.	46,954	34,127,509
OpenTable, Inc. (a)(d)	132,000	10,154,760
SciQuest, Inc. (a)	216,900	5,859,554
SPS Commerce, Inc. (a)	22,250	1,367,263
Tencent Holdings Ltd.	591,400	41,134,571
Trulia, Inc. (a)(d)	815,153	27,063,080
Wix.com Ltd. (a)(d)	418,665	9,616,735
Yahoo!, Inc. (a)	2,137,826	76,747,953
		1,113,468,262
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	1,013,108	$ 51,273,396
Fidelity National Information Services, Inc.	1,260,359	67,366,189
Heartland Payment Systems, Inc.	226,100	9,371,845
Lionbridge Technologies, Inc. (a)	796,595	5,345,152
Quindell PLC (d)	39,375,525	24,124,503
Visa, Inc. Class A	202,834	43,783,747
		201,264,832
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV (a)	3,279,525	192,868,865
Software - 5.3%
Adobe Systems, Inc. (a)	1,602,229	105,330,534
Aspen Technology, Inc. (a)	163,517	6,926,580
Autodesk, Inc. (a)	1,007,900	49,568,522
CommVault Systems, Inc. (a)	312,413	20,291,224
Concur Technologies, Inc. (a)	59,400	5,884,758
Covisint Corp.	393,800	2,886,554
Electronic Arts, Inc. (a)	3,902,369	113,207,725
Fleetmatics Group PLC (a)	258,200	8,636,790
Guidewire Software, Inc. (a)	696,047	34,141,105
Imperva, Inc. (a)	316,327	17,619,414
Microsoft Corp.	8,524,903	349,435,774
Oracle Corp.	3,102,793	126,935,262
Qlik Technologies, Inc. (a)	316,359	8,411,986
RealPage, Inc. (a)(d)	674,811	12,254,568
salesforce.com, Inc. (a)	1,918,217	109,511,009
Ubisoft Entertainment SA (a)	791,775	14,180,255
Xero Ltd. (g)	496,188	15,250,292
		1,000,472,352
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	1,010,756	542,513,177
Electronics for Imaging, Inc. (a)	252,012	10,914,640
NCR Corp. (a)	1,050,111	38,381,557
		591,809,374
TOTAL INFORMATION TECHNOLOGY		3,442,554,355
MATERIALS - 4.0%
Chemicals - 3.2%
Airgas, Inc.	1,453,055	154,764,888
Cabot Corp.	439,307	25,945,471
Eastman Chemical Co.	757,541	65,307,610
FMC Corp.	814,932	62,391,194
LyondellBasell Industries NV Class A	931,524	82,849,745
Monsanto Co.	909,876	103,516,593
Potash Corp. of Saskatchewan, Inc.	1,138,926	41,199,141

	Shares	Value
Sigma Aldrich Corp.	518,438	$ 48,411,740
W.R. Grace & Co. (a)	288,022	28,563,142
		612,949,524
Construction Materials - 0.3%
Vulcan Materials Co.	842,969	56,015,290
Containers & Packaging - 0.4%
Graphic Packaging Holding Co. (a)	2,608,933	26,506,759
Rock-Tenn Co. Class A	385,398	40,686,467
		67,193,226
Metals & Mining - 0.1%
Carpenter Technology Corp.	342,387	22,611,237
TOTAL MATERIALS		758,769,277
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
inContact, Inc. (a)	1,403,117	13,469,923
Verizon Communications, Inc.	5,580,433	265,461,198
		278,931,121
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	185,977	16,916,468
SoftBank Corp.	736,900	55,687,835
Sprint Corp. (a)	1,383,600	12,715,284
T-Mobile U.S., Inc. (a)	1,172,850	38,739,236
Vodafone Group PLC sponsored ADR	225,045	8,283,906
		132,342,729
TOTAL TELECOMMUNICATION SERVICES		411,273,850
UTILITIES - 3.1%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	1,032,629	52,312,985
Duke Energy Corp.	499,503	35,574,604
Edison International	911,126	51,578,843
Exelon Corp.	353,500	11,863,460
NextEra Energy, Inc.	946,400	90,494,768
PPL Corp.	1,267,600	42,008,264
		283,832,924
Gas Utilities - 0.2%
National Fuel Gas Co.	584,275	40,922,621
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	1,738,352	55,279,594
The AES Corp.	1,335,704	19,073,853
		74,353,447
Multi-Utilities - 1.0%
Dominion Resources, Inc.	829,231	58,867,109
NiSource, Inc.	799,577	28,408,971
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	713,434	$ 30,820,349
Sempra Energy	779,950	75,467,962
		193,564,391
TOTAL UTILITIES		592,673,383
TOTAL COMMON STOCKS (Cost $14,077,887,793)		18,636,761,323
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (g)	299,866	4,456,009
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,242,250	9,205,073
TOTAL PREFERRED STOCKS (Cost $9,410,805)		13,661,082
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $2,044,550)	$ 2,060,000	1,933,825
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 5/29/14 (e) (Cost $5,754,585)	5,755,000	5,754,839
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	194,810,796	$ 194,810,796
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	77,061,186	77,061,186
TOTAL MONEY MARKET FUNDS (Cost $271,871,982)		271,871,982
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $14,366,969,715)		18,929,983,051
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,468,066)
NET ASSETS - 100%		$ 18,919,514,985
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
998 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 93,043,540	$ 193,507

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,619,871.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,501,256 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Legend Pictures LLC	9/23/10	$ 1,546,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Xero Ltd.	10/14/13	$ 7,545,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,077
Fidelity Securities Lending Cash Central Fund	185,312
Total	$ 252,389
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,237,169,354	$ 2,229,139,443	$ -	$ 8,029,911
Consumer Staples	1,805,094,690	1,754,369,351	50,725,339	-
Energy	1,932,563,701	1,932,563,701	-	-
Financials	3,042,270,193	3,007,483,118	34,787,075	-
Health Care	2,480,249,192	2,370,814,030	109,435,162	-
Industrials	1,943,348,401	1,943,348,401	-	-
Information Technology	3,447,010,364	3,420,177,267	22,377,086	4,456,011
Materials	758,769,277	758,769,277	-	-
Telecommunication Services	411,273,850	411,273,850	-	-
Utilities	592,673,383	592,673,383	-	-
Corporate Bonds	1,933,825	-	1,933,825	-
U.S. Government and Government Agency Obligations	5,754,839	-	5,754,839	-
Money Market Funds	271,871,982	271,871,982	-	-
Total Investments in Securities:	$ 18,929,983,051	$ 18,692,483,803	$ 225,013,326	$ 12,485,922
Derivative Instruments:
Assets
Futures Contracts	$ 193,507	$ 193,507	$ -	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $14,405,228,200. Net unrealized appreciation aggregated $4,524,754,851, of which $4,666,389,545 related to appreciated investment securities and $141,634,694 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2014

1.814640.109

VIPCAP-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 2.9%
Amcor Ltd.	35,989	$ 346,779
Carsales.com Ltd.	31,438	316,338
CSL Ltd.	7,058	455,311
DuluxGroup Ltd.	61,251	325,488
Flight Centre Travel Group Ltd.	6,607	321,624
iProperty Group Ltd. (a)	108,453	316,825
Ramsay Health Care Ltd.	6,844	305,487
realestate.com.au Ltd.	6,490	293,418
SEEK Ltd.	20,966	341,629
Sydney Airport unit	79,722	309,784
TOTAL AUSTRALIA		3,332,683
Austria - 0.3%
Andritz AG	4,758	294,018
Bailiwick of Jersey - 1.4%
Delphi Automotive PLC	4,671	316,974
Experian PLC	23,501	423,532
Shire PLC	8,400	415,844
WPP PLC	23,200	478,445
TOTAL BAILIWICK OF JERSEY		1,634,795
Belgium - 0.7%
Anheuser-Busch InBev SA NV	7,668	807,558
Bermuda - 0.8%
Credicorp Ltd.	2,500	344,800
Invesco Ltd.	7,700	284,900
Signet Jewelers Ltd.	2,971	314,510
TOTAL BERMUDA		944,210
Brazil - 2.6%
BB Seguridade Participacoes SA	33,900	375,156
CCR SA	37,900	290,973
Cielo SA	11,140	355,017
Estacio Participacoes SA	33,900	341,540
Kroton Educacional SA	15,300	336,479
Linx SA	14,300	281,147
Qualicorp SA (a)	32,100	324,678
Souza Cruz SA	35,400	321,393
Ultrapar Participacoes SA	15,000	363,001
TOTAL BRAZIL		2,989,384
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (Reg. S)	9,400	333,230
Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,700	380,124
AutoCanada, Inc.	6,200	344,912
Canadian National Railway Co.	10,000	561,827
Canadian Pacific Railway Ltd.	2,700	404,573
CGI Group, Inc. Class A (sub. vtg.) (a)	11,300	348,864
CI Financial Corp.	9,300	293,343
Cineplex, Inc.	6,800	258,775
Constellation Software, Inc.	1,250	303,030

	Shares	Value
Jean Coutu Group, Inc. Class A (sub. vtg.)	15,700	$ 310,308
Stantec, Inc.	4,700	287,272
Stella-Jones, Inc.	10,200	283,349
Valeant Pharmaceuticals International (Canada) (a)	3,800	499,929
TOTAL CANADA		4,276,306
Cayman Islands - 2.4%
Baidu.com, Inc. sponsored ADR (a)	1,900	289,522
Bitauto Holdings Ltd. ADR (a)	9,385	336,358
Melco Crown Entertainment Ltd. sponsored ADR	8,700	336,255
MGM China Holdings Ltd.	87,200	307,474
Sands China Ltd.	53,800	401,948
SouFun Holdings Ltd. ADR	4,700	321,574
Tencent Holdings Ltd.	10,200	709,457
TOTAL CAYMAN ISLANDS		2,702,588
Denmark - 1.3%
Coloplast A/S Series B	4,000	323,655
Novo Nordisk A/S Series B sponsored ADR	18,100	826,265
Topdanmark A/S (a)	10,100	294,091
TOTAL DENMARK		1,444,011
Finland - 0.8%
Kone Oyj (B Shares)	9,800	410,970
Sampo Oyj (A Shares)	8,800	456,443
TOTAL FINLAND		867,413
France - 4.8%
Air Liquide SA	3,680	498,458
Bureau Veritas SA	11,416	350,010
Christian Dior SA	1,881	362,143
Essilor International SA	4,063	409,729
Hermes International SCA	900	299,556
L'Oreal SA	3,000	494,714
Legrand SA	6,000	372,751
Pernod Ricard SA	3,900	454,005
Publicis Groupe SA	4,400	397,524
Safran SA	6,600	457,261
Schneider Electric SA	6,629	587,673
Sodexo SA	3,400	356,594
Solocal Group SA (a)(d)	39,300	100,703
Zodiac Aerospace	9,600	339,233
TOTAL FRANCE		5,480,354
Germany - 5.1%
Bayer AG	7,300	987,376
Bayerische Motoren Werke AG (BMW)	4,723	596,138
Brenntag AG	2,000	371,001
CompuGroup Medical AG	11,176	280,218
Continental AG	1,900	455,189
CTS Eventim AG	4,611	307,453
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Post AG	14,334	$ 532,583
Fresenius SE & Co. KGaA	2,600	406,903
GEA Group AG	6,951	317,733
Gerresheimer AG	2,500	161,788
Henkel AG & Co. KGaA	5,108	513,352
Linde AG	2,500	500,087
ProSiebenSat.1 Media AG	7,700	352,395
TOTAL GERMANY		5,782,216
Hong Kong - 1.2%
AIA Group Ltd.	140,000	664,217
Galaxy Entertainment Group Ltd. (a)	46,000	400,013
Techtronic Industries Co. Ltd.	118,000	328,602
TOTAL HONG KONG		1,392,832
India - 2.9%
Amara Raja Batteries Ltd.	52,684	346,223
Axis Bank Ltd.	13,039	317,312
Bajaj Auto Ltd.	8,987	312,011
HCL Technologies Ltd.	14,454	334,936
HDFC Bank Ltd.	32,346	433,202
Housing Development Finance Corp. Ltd.	29,961	441,265
ITC Ltd.	68,290	401,502
Sun Pharmaceutical Industries Ltd.	35,168	336,796
Tata Consultancy Services Ltd.	10,711	380,708
TOTAL INDIA		3,303,955
Indonesia - 1.7%
PT Bank Central Asia Tbk	395,300	371,264
PT Bank Rakyat Indonesia Tbk	417,600	355,034
PT Global Mediacom Tbk	1,318,800	274,538
PT Indocement Tunggal Prakarsa Tbk	158,100	327,350
PT Semen Gresik (Persero) Tbk	249,000	350,022
PT Surya Citra Media Tbk	1,128,500	319,197
TOTAL INDONESIA		1,997,405
Ireland - 2.8%
Accenture PLC Class A	4,092	326,214
Actavis PLC (a)	1,333	274,398
Allegion PLC	5,400	281,718
Covidien PLC	4,100	302,006
Ingersoll-Rand PLC	5,500	314,820
James Hardie Industries PLC CDI	27,751	368,801
Jazz Pharmaceuticals PLC (a)	2,300	318,964
Kerry Group PLC Class A	5,100	389,311
Kingspan Group PLC (Ireland)	17,300	329,139
Perrigo Co. PLC	1,922	297,257
TOTAL IRELAND		3,202,628
Italy - 1.2%
Azimut Holding SpA	9,000	321,130
Luxottica Group SpA	6,300	364,020

	Shares	Value
Prada SpA	45,700	$ 357,634
World Duty Free SpA (a)	20,566	288,427
TOTAL ITALY		1,331,211
Japan - 11.5%
Astellas Pharma, Inc.	40,500	480,279
Bridgestone Corp.	12,500	443,250
Daikin Industries Ltd.	7,700	431,346
Daito Trust Construction Co. Ltd.	3,600	333,126
DENSO Corp.	9,900	474,594
Dentsu, Inc.	8,800	333,789
Fuji Heavy Industries Ltd.	14,200	384,115
GMO Internet, Inc.	29,600	295,097
Hitachi Ltd.	72,000	531,551
Hoya Corp.	12,900	401,567
Japan Tobacco, Inc.	17,000	533,643
Kansai Paint Co. Ltd.	27,000	385,845
KDDI Corp. ADR	34,170	496,148
Keyence Corp.	1,067	440,074
Miraca Holdings, Inc.	6,600	289,028
Misumi Group, Inc.	11,400	315,884
Nakanishi, Inc.	10,000	319,237
Nippon Paint Co. Ltd.	25,000	378,821
Nomura Research Institute Ltd.	10,500	331,638
OBIC Co. Ltd.	9,800	309,529
Olympus Corp. (a)	11,000	350,627
Omron Corp.	9,900	408,603
ORIX Corp.	32,300	454,700
Park24 Co. Ltd.	16,700	317,448
Rakuten, Inc.	32,100	428,249
Ship Healthcare Holdings, Inc.	8,400	322,279
SMC Corp.	1,600	422,032
SoftBank Corp.	11,100	838,832
Sysmex Corp.	10,400	331,502
Taiheiyo Cement Corp.	101,000	364,017
Tsuruha Holdings, Inc.	3,100	304,849
Unicharm Corp.	6,600	352,524
USS Co. Ltd.	21,100	296,216
TOTAL JAPAN		13,100,439
Kenya - 0.5%
Kenya Commercial Bank Ltd.	506,300	269,558
Safaricom Ltd.	2,109,500	301,532
TOTAL KENYA		571,090
Korea (South) - 0.4%
Naver Corp.	580	421,561
Luxembourg - 0.3%
RTL Group SA	2,700	309,327
Mexico - 2.1%
Banregio Grupo Financiero S.A.B. de CV	49,958	289,520
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	4,200	391,608
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Aeroportuario del Pacifico SA de CV Series B	51,100	$ 298,330
Grupo Aeroportuario Norte S.A.B. de CV	78,600	285,550
Grupo Financiero Banorte S.A.B. de CV Series O	60,900	409,701
Grupo Televisa SA de CV (CPO) sponsored ADR	13,500	449,415
Megacable Holdings S.A.B. de CV unit	71,300	289,449
TOTAL MEXICO		2,413,573
Netherlands - 0.7%
Airbus Group NV	7,800	558,667
Yandex NV (a)	9,800	295,862
TOTAL NETHERLANDS		854,529
New Zealand - 0.3%
EBOS Group Ltd.	33,480	297,820
Nigeria - 0.3%
Guaranty Trust Bank PLC	1,971,843	304,647
Norway - 0.5%
Gjensidige Forsikring ASA	14,300	290,881
Schibsted ASA (B Shares)	5,100	316,504
TOTAL NORWAY		607,385
Philippines - 1.0%
Alliance Global Group, Inc.	473,400	301,428
Security Bank Corp.	111,448	263,930
SM Investments Corp.	20,052	315,832
SM Prime Holdings, Inc.	872,200	284,498
TOTAL PHILIPPINES		1,165,688
Russia - 0.8%
Magnit OJSC GDR (Reg. S)	8,100	443,880
NOVATEK OAO GDR (Reg. S)	4,000	440,000
TOTAL RUSSIA		883,880
South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	13,000	347,350
Life Healthcare Group Holdings Ltd.	93,100	340,547
Mr Price Group Ltd.	22,500	336,410
Nampak Ltd.	97,400	332,592
Naspers Ltd. Class N	5,500	606,703
Shoprite Holdings Ltd.	21,580	326,324
TOTAL SOUTH AFRICA		2,289,926
Spain - 1.1%
Amadeus IT Holding SA Class A	9,900	411,208
Grifols SA ADR	7,900	326,270
Inditex SA	3,321	498,237
TOTAL SPAIN		1,235,715
Sweden - 3.5%
ASSA ABLOY AB (B Shares)	8,000	425,938

	Shares	Value
Atlas Copco AB (A Shares)	16,900	$ 487,497
Elekta AB (B Shares)	22,200	295,838
Eniro AB (a)	33,300	298,410
Hexagon AB (B Shares)	10,700	363,538
Investment AB Kinnevik (B Shares)	9,100	336,032
Nordea Bank AB	37,038	525,329
Svenska Cellulosa AB (SCA) (B Shares)	14,200	417,950
Svenska Handelsbanken AB (A Shares)	8,300	416,520
Swedbank AB (A Shares)	15,000	402,562
TOTAL SWEDEN		3,969,614
Switzerland - 3.3%
Compagnie Financiere Richemont SA Series A	6,561	626,377
DKSH Holding AG	3,825	304,165
Dufry AG (a)	1,660	285,414
Lonza Group AG	3,797	387,195
Partners Group Holding AG	1,190	334,366
Schindler Holding AG (Reg.)	2,470	362,935
SGS SA (Reg.)	150	369,719
Sika AG (Bearer)	87	355,853
Swatch Group AG (Bearer)	760	476,263
TE Connectivity Ltd.	5,100	307,071
TOTAL SWITZERLAND		3,809,358
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	214,000	841,992
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	51,300	306,788
Kasikornbank PCL (For. Reg.)	60,700	346,162
TOTAL THAILAND		652,950
Turkey - 0.3%
TAV Havalimanlari Holding A/S	42,000	337,617
United Kingdom - 16.0%
Aberdeen Asset Management PLC	58,300	379,351
Ashtead Group PLC	20,100	318,677
Associated British Foods PLC	8,000	370,908
Babcock International Group PLC	12,700	285,198
Bellway PLC	10,100	279,514
Berkeley Group Holdings PLC	7,541	329,386
British American Tobacco PLC (United Kingdom)	17,500	976,250
Bunzl PLC	14,058	374,051
Burberry Group PLC	16,300	379,085
Capita Group PLC	22,000	401,983
Cineworld Group PLC	55,700	288,563
Compass Group PLC	29,500	450,005
Crest Nicholson PLC	47,800	313,420
Diageo PLC sponsored ADR	6,300	784,917
Diploma PLC	28,248	337,897
easyJet PLC	11,700	334,522
Elementis PLC	63,036	301,084
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Filtrona PLC	21,200	$ 308,373
Galiform PLC	48,652	301,811
Halma PLC	29,700	285,203
IMI PLC	12,425	302,015
InterContinental Hotel Group PLC ADR	9,993	323,773
Intertek Group PLC	6,950	355,943
ITV PLC	111,354	355,508
Johnson Matthey PLC	6,616	360,787
Lloyds Banking Group PLC (a)	579,800	725,342
Meggitt PLC	46,400	371,230
Mondi PLC	16,600	290,308
Next PLC	3,800	418,121
Oxford Instruments PLC	13,900	293,607
Persimmon PLC	16,000	359,037
Provident Financial PLC	8,300	274,395
Prudential PLC	31,395	664,772
Reckitt Benckiser Group PLC	7,500	611,052
Rightmove PLC	7,516	330,549
Rolls-Royce Group PLC	29,753	532,733
Rotork PLC	6,700	295,667
SABMiller PLC	12,800	639,119
Schroders PLC	8,100	350,832
Senior Engineering Group PLC	54,000	276,830
Spectris PLC	7,800	301,427
Spirax-Sarco Engineering PLC	6,169	297,226
Sports Direct International PLC (a)	22,300	316,752
St. James's Place Capital PLC	20,505	282,026
Taylor Wimpey PLC	171,950	337,693
The Restaurant Group PLC	26,873	319,433
Whitbread PLC	5,516	382,737
TOTAL UNITED KINGDOM		18,169,112
United States of America - 15.9%
A.O. Smith Corp.	6,213	285,922
Affiliated Managers Group, Inc. (a)	1,600	320,080
Alexion Pharmaceuticals, Inc. (a)	1,800	273,834
AMETEK, Inc.	5,700	293,493
Amgen, Inc.	2,300	283,682
Amphenol Corp. Class A	3,330	305,195
AutoZone, Inc. (a)	500	268,550
Biogen Idec, Inc. (a)	1,000	305,870
BlackRock, Inc. Class A	900	283,032
BorgWarner, Inc.	5,200	319,644
CBS Corp. Class B	4,615	285,207
Colgate-Palmolive Co.	4,440	288,023
Comcast Corp. Class A	5,700	285,114
Cummins, Inc.	1,800	268,182
Danaher Corp.	3,800	285,000
Discovery Communications, Inc. Class A (a)	3,497	289,202
Ecolab, Inc.	2,810	303,452
Estee Lauder Companies, Inc. Class A	4,300	287,584

	Shares	Value
Fidelity National Information Services, Inc.	5,697	$ 304,505
Fiserv, Inc. (a)	5,236	296,829
FMC Corp.	4,000	306,240
Gartner, Inc. Class A (a)	4,100	284,704
Gilead Sciences, Inc. (a)	4,300	304,698
Google, Inc. Class A (a)	236	263,024
Home Depot, Inc.	3,759	297,450
Honeywell International, Inc.	2,998	278,094
J.B. Hunt Transport Services, Inc.	4,200	302,064
Kansas City Southern	3,159	322,408
Las Vegas Sands Corp.	3,558	287,415
MasterCard, Inc. Class A	4,070	304,029
McGraw Hill Financial, Inc.	3,611	275,519
McKesson Corp.	1,700	300,169
Mead Johnson Nutrition Co. Class A	3,583	297,891
Mettler-Toledo International, Inc. (a)	1,200	282,816
Mohawk Industries, Inc. (a)	2,300	312,754
Monsanto Co.	2,300	261,671
Moody's Corp.	3,720	295,070
Mylan, Inc. (a)	5,314	259,483
NIKE, Inc. Class B	4,000	295,440
Pall Corp.	3,500	313,145
Philip Morris International, Inc.	3,800	311,106
PPG Industries, Inc.	1,545	298,896
Precision Castparts Corp.	1,087	274,750
priceline.com, Inc. (a)	240	286,054
ResMed, Inc. (d)	6,400	286,016
Rockwell Automation, Inc.	2,446	304,649
Roper Industries, Inc.	2,000	267,020
Sherwin-Williams Co.	1,500	295,695
The Blackstone Group LP	9,000	299,250
The Boeing Co.	2,400	301,176
The Walt Disney Co.	3,740	299,462
Thermo Fisher Scientific, Inc.	2,400	288,576
TJX Companies, Inc.	4,700	285,055
TransDigm Group, Inc.	1,500	277,800
Union Pacific Corp.	1,600	300,256
United Technologies Corp.	2,611	305,069
Verisk Analytics, Inc. (a)	4,800	287,808
Viacom, Inc. Class B (non-vtg.)	3,551	301,799
Visa, Inc. Class A	1,300	280,618
W.R. Grace & Co. (a)	3,051	302,568
West Pharmaceutical Services, Inc.	7,300	321,565
Yahoo!, Inc. (a)	7,800	280,020
TOTAL UNITED STATES OF AMERICA		18,131,692
TOTAL COMMON STOCKS (Cost $95,909,595)		112,484,712
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.5%
Ambev SA sponsored ADR	69,000	511,290
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.3%
Sartorius AG (non-vtg.)	2,355	$ 321,776
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $698,138)		833,066
Money Market Funds - 0.5%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $572,400)	572,400	572,400
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $97,180,133)	113,890,178
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(63,786)
NET ASSETS - 100%	$ 113,826,392
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 325
Fidelity Securities Lending Cash Central Fund	5,907
Total	$ 6,232
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,075,746	$ 25,117,991	$ 957,755	$ -
Consumer Staples	11,921,185	10,137,377	1,783,808	-
Energy	803,001	803,001	-	-
Financials	14,363,358	11,813,744	2,549,614	-
Health Care	14,243,061	13,827,217	415,844	-
Industrials	22,916,707	22,916,707	-	-
Information Technology	13,511,672	12,669,680	841,992	-
Materials	7,846,536	7,169,164	677,372	-
Telecommunication Services	1,636,512	1,636,512	-	-
Money Market Funds	572,400	572,400	-	-
Total Investments in Securities:	$ 113,890,178	$ 106,663,793	$ 7,226,385	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 12,550,977
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $97,636,559. Net unrealized appreciation aggregated $16,253,619, of which $17,919,295 related to appreciated investment securities and $1,665,676 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014